UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 45.8%
Adirondack Corp.
$29,500,000	5.300%	04/25/07	$29,395,767
75,000,000	5.300	04/26/07	74,723,958
265,000,000	5.300	04/27/07	263,985,639
Altius I Funding Corp.
95,000,000	5.270	04/11/07	94,860,931
49,550,000	5.270	04/16/07	49,441,196
85,000,000	5.250	06/05/07	84,194,271
Amstel Funding Corp.
100,000,000	5.210	04/17/07	99,768,444
76,077,000	5.250	06/29/07	75,089,584
Amsterdam Funding Corp.
60,000,000	5.210	05/04/07	59,713,450
Aspen Funding Corp.
50,000,000	5.210	07/25/07	49,167,847
Atlantic Asset Securitization Corp.
84,311,000	5.240	04/09/07	84,212,825
34,822,000	5.160	09/20/07	33,963,522
Atlantis One Funding Corp.
90,000,000	5.240	04/10/07	89,882,100
95,000,000	5.250	05/22/07	94,293,437
110,000,000	5.235	06/25/07	108,640,354
37,000,000	5.240	06/28/07	36,526,071
Austra Corp.
225,000,000	5.280	04/10/07	224,703,000
50,000,000	5.300	04/24/07	49,830,694
BA Credit Card Trust
163,300,000	5.260	04/11/07	163,061,401
93,120,000	5.260	04/18/07	92,888,700
215,000,000	5.250	05/23/07	213,369,583
55,958,000	5.255	05/24/07	55,525,079
38,100,000	5.250	05/29/07	37,777,738
44,492,000	5.250	06/13/07	44,018,346
BA Credit Card Trust (Emerald)
23,700,000	5.250	04/03/07	23,693,088
71,700,000	5.250	04/05/07	71,658,175
115,000,000	5.250	05/17/07	114,228,542
140,300,000	5.250	05/22/07	139,256,519
249,100,000	5.230	06/05/07	246,747,735
70,000,000	5.240	06/06/07	69,327,533
Bank of America Corp.
240,000,000	5.170	07/05/07	236,725,667
Bavaria Trust Corp.
30,880,000	5.440	04/02/07	30,875,334
40,000,000	5.300	04/24/07	39,864,556
160,000,000	5.300	04/25/07	159,434,667
Bear Stearns & Cos., Inc.
155,000,000	5.420	04/02/07	154,976,664
243,000,000	5.170	07/02/07	239,789,430
184,400,000	5.200	07/13/07	181,656,538
Beethoven Funding Corp.
50,000,000	5.280	04/13/07	49,912,000
165,000,000	5.250	05/23/07	163,748,750
70,000,000	5.250	05/24/07	69,458,958
80,328,000	5.230	06/07/07	79,546,118

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Beethoven Funding Corp. — (continued)
$200,000,000	5.240%	06/15/07	$197,816,667
Beta Finance Corp.
95,000,000	5.220	04/20/07	94,738,275
Cancara Asset Securitization Ltd.
42,664,000	5.250	04/25/07	42,514,676
59,611,000	5.250	04/30/07	59,358,895
70,957,000	5.240	06/13/07	70,203,042
CC USA, Inc.
50,000,000	5.240	06/14/07	49,461,444
Chariot Funding LLC
45,580,000	5.250	04/20/07	45,453,705
Citibank Credit Card Issuance Trust (Dakota Corp.)
64,600,000	5.260	04/11/07	64,505,612
34,000,000	5.260	04/16/07	33,925,483
140,000,000	5.260	04/17/07	139,672,711
106,215,000	5.250	04/23/07	105,874,227
95,000,000	5.250	05/18/07	94,348,854
242,500,000	5.250	05/24/07	240,625,677
190,000,000	5.250	05/25/07	188,503,750
85,000,000	5.240	06/07/07	84,171,061
125,000,000	5.240	06/08/07	123,762,778
131,948,000	5.240	06/18/07	130,449,950
60,000,000	5.240	06/19/07	59,310,067
Citigroup Funding, Inc.
170,000,000	5.265	05/01/07	169,254,125
195,000,000	5.265	05/10/07	193,887,769
Compass Securitization LLC
60,100,000	5.300	04/19/07	59,940,735
64,855,000	5.240	06/15/07	64,147,000
Concord Minutemen Capital Co. LLC
150,000,000	5.210	05/04/07	149,283,625
140,000,000	5.190	05/24/07	138,930,283
60,000,000	5.210	08/02/07	58,931,950
97,200,000	5.190	08/03/07	95,462,388
55,000,000	5.240	08/03/07	54,007,311
51,122,000	5.185	08/10/07	50,157,449
71,930,000	5.140	08/20/07	70,481,929
Curzon Funding LLC
95,000,000	5.255	04/20/07	94,736,520
100,000,000	5.250	04/24/07	99,664,583
95,000,000	5.250	06/15/07	93,960,937
Davis Square Funding III (Delaware) Corp.
110,000,000	5.300	04/03/07	109,967,611
Davis Square Funding IV (Delaware) Corp.
50,650,000	5.300	04/10/07	50,582,889
Davis Square Funding V (Delaware) Corp.
50,000,000	5.290	04/02/07	49,992,653
78,000,000	5.300	04/12/07	77,873,683
Davis Square Funding VI (Delaware) Corp.
135,000,000	5.300	04/03/07	134,960,250
Dorada Finance, Inc.
34,000,000	5.240	06/13/07	33,638,731
Fountain Square Commercial Funding Corp.
45,000,000	5.260	04/05/07	44,973,700

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Fountain Square Commercial Funding Corp. — (continued)
$45,000,000	5.250%	04/06/07	$44,967,188
60,000,000	5.250	04/27/07	59,772,500
G Street Finance (Delaware) Corp.
45,000,000	5.270	04/20/07	44,874,838
145,000,000	5.270	04/25/07	144,490,567
Galaxy Funding, Inc.
25,000,000	5.250	04/24/07	24,916,146
Galleon Capital Corp.
55,000,000	5.240	06/18/07	54,375,567
General Electric Capital Corp.
200,000,000	5.150	10/15/07	194,363,611
150,000,000	5.145	11/02/07	145,390,937
General Electric Capital Services
300,000,000	5.155	11/09/07	290,463,250
George Street Finance LLC
46,393,000	5.300	04/19/07	46,270,059
Govco, Inc.
25,325,000	5.240	04/10/07	25,291,824
1,200,000	5.250	04/25/07	1,195,800
Grampian Funding LLC
150,000,000	5.210	07/31/07	147,373,292
289,000,000	5.210	08/03/07	283,813,734
Ivory Funding Corp.
38,261,000	5.240	04/05/07	38,238,724
K2 (USA) LLC
100,000,000	5.210	05/01/07	99,565,833
44,000,000	5.210	05/08/07	43,764,392
100,000,000	5.210	08/02/07	98,219,917
KLIO II Funding Corp.
65,000,000	5.260	04/17/07	64,848,044
KLIO III Funding Corp.
50,000,000	5.250	04/12/07	49,919,792
40,000,000	5.260	04/17/07	39,906,489
64,675,000	5.260	05/07/07	64,334,810
32,092,000	5.250	06/13/07	31,750,354
Lake Constance Funding Ltd.
100,000,000	5.250	04/11/07	99,854,167
22,000,000	5.210	05/09/07	21,879,012
50,000,000	5.210	08/14/07	49,023,125
Landale Funding LLC
110,000,000	5.250	05/15/07	109,294,167
180,049,000	5.240	06/11/07	178,188,294
Legacy Capital Co. LLC
78,049,000	5.280	04/03/07	78,026,106
65,000,000	5.250	05/11/07	64,620,833
66,000,000	5.250	05/24/07	65,489,875
107,943,000	5.210	08/24/07	105,677,846
Lehman Brothers Holdings, Inc.
190,000,000	5.240	05/11/07	188,893,778
Liberty Street Funding Corp.
132,895,000	5.295	04/02/07	132,875,453
Mane Funding Corp.
50,957,000	5.240	04/13/07	50,867,995

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Monument Gardens Funding LLC
$50,000,000	5.260%	04/11/07	$49,926,944
103,500,000	5.300	04/26/07	103,119,062
Morgan Stanley & Co.
180,000,000	5.180	07/02/07	177,617,200
Newport Funding Corp.
50,000,000	5.210	07/25/07	49,167,847
Nieuw Amsterdam Receivables Corp.
53,800,000	5.250	04/25/07	53,611,700
North Sea Funding LLC
157,142,000	5.250	04/16/07	156,798,252
21,300,000	5.250	05/01/07	21,206,813
25,340,000	5.250	05/07/07	25,206,965
76,823,000	5.250	05/15/07	76,330,052
113,000,000	5.240	06/15/07	111,766,417
10,000,000	5.250	06/15/07	9,890,625
50,000,000	5.250	06/28/07	49,358,333
69,092,000	5.230	07/19/07	67,997,909
Park Granada LLC
70,870,000	5.450	04/02/07	70,859,271
Scaldis Capital LLC
67,129,000	5.240	06/12/07	66,425,488
Sierra Madre Funding Ltd.
100,000,000	5.250	06/08/07	99,008,333
50,000,000	5.250	06/12/07	49,475,000
Simba Funding Corp.
100,000,000	5.250	04/25/07	99,650,000
90,000,000	5.250	05/02/07	89,593,125
50,000,000	5.250	05/14/07	49,686,458
194,000,000	5.245	05/29/07	192,360,646
33,390,000	5.240	06/13/07	33,035,213
65,000,000	5.235	06/26/07	64,187,121
Solitaire Funding LLC
100,000,000	5.240	04/12/07	99,839,889
100,000,000	5.250	05/01/07	99,562,500
Tasman Funding, Inc.
60,000,000	5.290	04/23/07	59,806,033
Three Rivers Funding Corp.
35,808,000	5.350	04/03/07	35,797,357
Thunder Bay Funding, Inc.
48,581,000	5.250	04/20/07	48,446,390
Tulip Funding Corp.
70,000,000	5.260	04/23/07	69,774,989
67,000,000	5.310	04/30/07	66,713,407
202,631,000	5.260	05/15/07	201,328,308
United Parcel Service, Inc.
45,000,000	5.210	07/31/07	44,211,988
Variable Funding Capital Corp.
46,997,000	5.450	04/02/07	46,989,885
95,000,000	5.240	04/04/07	94,958,517
Victory Receivables Corp.
87,296,000	5.300	04/26/07	86,974,702

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Windmill Funding Corp.
$20,000,000	5.210%	05/04/07	$19,904,483

Total Commercial Paper and Corporate Obligations			$13,922,852,747
Bank Note — 0.7%
Bank of America Corp.
$200,000,000	5.650%	06/25/07	$200,000,000
Certificates of Deposit — 3.2%
Bank of America Corp.
$250,000,000	5.280%	01/10/08	$250,000,000
Bank of New York
170,000,000	5.320	04/30/07	170,000,000
SunTrust Bank
299,000,000	5.350	08/03/07	299,000,000
Wells Fargo Bank
147,000,000	5.600	07/19/07	147,000,000
105,000,000	5.500	08/07/07	105,000,000

Total Certificates of Deposit			$971,000,000
Master Demand Notes — 3.3%
Bank of America Securities LLC
$365,000,000	5.507%	04/02/07	$365,000,000
Merrill Lynch Mortgage Capital, Inc.
630,000,000	5.558	05/02/07	630,000,000

Total Master Demand Notes			$995,000,000
Medium Term Notes — 1.0%
Lehman Brothers Holdings, Inc.
$22,040,000	7.000%	02/01/08	$22,333,768
Wal-Mart Stores, Inc.
285,000,000	5.502	07/16/07	285,053,312

Total Medium Term Notes			$307,387,080
Variable Rate Obligations(a) — 23.6%
AIG Matched Funding Corp.
$190,000,000	5.320%	04/02/07	$190,000,000
Allstate Life Global Funding II
140,000,000	5.290	04/11/07	140,000,000
50,000,000	5.360	04/16/07	50,000,000
70,000,000	5.410	04/16/07	70,000,000
50,000,000	5.320	04/27/07	50,000,000
American Express Bank FSB
100,000,000	5.290	04/10/07	99,993,827
150,000,000	5.290	04/19/07	150,000,000
American Express Centurion Bank
100,000,000	5.290	04/05/07	100,000,000
23,500,000	5.320	04/18/07	23,503,755
150,000,000	5.290	04/19/07	150,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
American Express Centurion Bank — (continued)
$60,000,000	5.290%	04/23/07	$60,000,000
American Express Credit Corp.
70,000,000	5.420	04/05/07	70,000,000
Bank of America NA
200,000,000	5.280	04/02/07	200,000,000
Cancara Asset Securitization Ltd.
195,000,000	5.285	04/16/07	194,996,778
Crown Point Capital Co. LLC
95,000,000	5.270	04/05/07	94,994,969
100,000,000	5.270	04/10/07	99,991,290
190,000,000	5.290	06/08/07	189,984,097
Fairway Finance Corp.
95,000,000	5.280	04/02/07	94,997,584
100,000,000	5.280	04/27/07	99,997,586
Fifth Third Bank
94,225,000	5.260	04/04/07	94,209,236
Florida Hurricane Catastrophe Fund
200,000,000	5.330	04/16/07	200,000,000
General Electric Capital Corp.
156,000,000	5.445	04/10/07	156,000,000
215,000,000	5.280	04/24/07	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.450	04/02/07	100,000,000
JPMorgan Chase & Co.
100,000,000	5.290	04/02/07	100,000,000
Lehman Brothers Holdings, Inc.
145,000,000	5.460	05/21/07	145,056,407
120,000,000	5.330	05/29/07	120,000,000
Lexington Parker Capital Corp.
95,000,000	5.269	04/10/07	94,991,769
195,000,000	5.310	04/10/07	194,989,366
Merrill Lynch & Co., Inc.
145,000,000	5.400	04/05/07	145,000,000
50,000,000	5.485	04/10/07	50,019,403
145,000,000	5.570	04/11/07	145,000,000
100,000,000	5.330	04/16/07	100,000,000
60,000,000	5.325	05/29/07	60,000,000
MetLife, Inc.(b)
150,000,000	5.420	04/26/07	150,000,000
190,000,000	5.410	05/22/07	190,000,000
Metropolitan Life Global Funding I
85,000,000	5.420	04/30/07	85,000,000
Morgan Stanley & Co.
225,000,000	5.497	04/02/07	225,000,000
700,000,000	5.507	04/02/07	700,000,000
25,000,000	5.400	04/05/07	25,000,000
150,000,000	5.410	04/27/07	150,000,000
National City Bank of Indiana
55,000,000	5.340	04/04/07	54,999,997
New York Life Insurance Co.
250,000,000	5.420 (b)	04/02/07	250,000,000
65,000,000	5.410	06/30/07	65,000,000
Pacific Life Global Funding
100,000,000	5.370	04/04/07	100,000,000
Pacific Life Insurance Co.
50,000,000	5.370	04/13/07	50,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
SunTrust Bank
$80,000,000	5.290%	04/02/07	$80,000,331
Union Hamilton Reinsurance Co.
155,000,000	5.350	06/28/07	155,000,000
Wachovia Asset Securitization, Inc.
116,645,700	5.310 (b)	04/25/07	116,645,700
20,000,000	5.415	06/14/07	20,003,776
Wachovia Bank NA
10,000,000	5.320	04/19/07	10,001,615
347,500,000	5.327	06/04/07	347,505,599
60,000,000	5.340	06/28/07	60,008,560
Wells Fargo & Co.
31,000,000	5.370	04/10/07	31,025,852
265,000,000	5.280	04/18/07	265,000,000

Total Variable Rate Obligations			$7,178,917,497

Total Investments Before Repurchase Agreement			$23,575,157,324
Repurchase Agreements-Unaffiliated Issuers(c) — 21.5%
Barclays Bank PLC
$65,000,000	5.500%	04/02/07	$65,000,000
Maturity Value: $65,029,792
Collateralized by Federal National Mortgage Association, 5.125%, due 01/02/14. The market value of the collateral, including accrued interest, was $66,300,677.
Citigroup Global Markets, Inc.
310,000,000	5.530	04/02/07	310,000,000
Maturity Value: $310,142,858
310,000,000	5.490	04/02/07	310,000,000
Maturity Value: $310,141,825

Repurchase agreements issued by Citigroup Global Markets, Inc., are collateralized by various corporate issues, 5.260% to 7.456%, due 07/25/08 to 02/28/52. The aggregate market value of the collateral, including accrued interest, was $637,605,345.

Credit Suisse First Boston Corp., Inc.
255,000,000	5.400%	04/02/07	255,000,000
Maturity Value: $255,114,750
Collateralized by U.S. Treasury Notes, 3.750% to 4.625%, due 03/31/07 to 10/31/11. The aggregate market value of the collateral, including accrued interest, was $260,101,008.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Joint Repurchase Agreement Account I
$228,700,000	5.148	04/02/07	$228,700,000
Maturity Value: $228,798,112
Joint Repurchase Agreement Account II
4,078,500,000	5.405	04/02/07	4,078,500,000
Maturity Value: $4,080,337,024
Lehman Brothers Holdings, Inc.
495,000,000	5.520	04/02/07	495,000,000
Maturity Value: $495,227,700
25,000,000	5.380	04/02/07	25,000,000
Maturity Value: $25,011,208

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 09/01/35 to 04/01/37, Federal National Mortgage Association, 4.500% to 7.500%, due 02/01/16 to 03/01/37 and U.S. Treasury Notes 4.625%, due 08/31/11. The aggregate market value of the collateral, including accrued interest, was $535,357,800.

UBS Securities LLC
19,200,000	5.100	04/02/07	19,200,000
Maturity Value: $19,208,160
250,000,000	5.380%	04/02/07	250,000,000
Maturity Value: $250,112,083

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 9.500%, due 02/01/08 to 01/01/37 and Federal National Mortgage Association, 4.500% to 8.250%, due 05/01/08 to 03/01/37 and by U.S. Treasury Bills, 0.000%, due 04/19/07 to 05/10/07. The aggregate market value of the collateral, including accrued interest, was $274,591,020.

Wachovia Capital Markets
480,000,000	5.510	04/02/07	480,000,000
Maturity Value: $480,220,400
Collateralized by various corporate issues, 5.115% to 10.337%, due 01/25/36 to 12/10/51. The aggregate market value of the collateral, including accrued interest, was $503,999,994.

Total Repurchase Agreements-Unaffiliated Issuers			$6,516,400,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers(c) — 1.0%
Goldman, Sachs & Co.
$100,000,000	5.320%	04/02/07	$100,000,000
Maturity Value: $100,044,333

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 10.000%, 04/01/13 to 03/01/37 and Federal National Mortgage Association, 4.500% to 8.500%, due 10/01/13 to 03/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,836.

Goldman, Sachs & Co.
200,000,000	5.400	04/02/07	200,000,000
Maturity Value: $200,090,000

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 01/01/08 to 01/01/37 and Federal National Mortgage Association, 4.000% to 8.000%, due 12/01/17 to 12/01/36. The aggregate market value of the collateral, including accrued interest, was $205,999,915.

Total Repurchase Agreements-Affiliated Issuers			$300,000,000

Total Investments — 100.1%			$30,391,557,324

Liabilities in Excess of Other Assets — (0.1)%			$(16,259,087)

Net Assets — 100.0%			$30,375,298,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill, London Interbank Offering Rate, or Prime Rate. Interest rate disclosed is that which is in effect at March 31, 2007.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2007, these securities amounted to $806,645,700 or approximately 2.7% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 28.1%
Adirondack Corp.
$50,000,000	5.300%	04/25/07	$49,823,334
20,000,000	5.300	04/26/07	19,926,389
135,000,000	5.300	04/27/07	134,483,250
Altius I Funding Corp.
30,000,000	5.270	04/11/07	29,956,083
30,000,000	5.250	06/05/07	29,715,625
Amstel Funding Corp.
50,000,000	5.210	04/17/07	49,884,222
30,000,000	5.250	06/29/07	29,610,625
Amsterdam Funding Corp.
35,000,000	5.210	05/04/07	34,832,846
Atlantic Asset Securitization Corp.
15,000,000	5.160	09/20/07	14,630,200
Atlantis One Funding Corp.
60,000,000	5.240	04/10/07	59,921,400
68,719,000	5.235	06/25/07	67,869,605
Austra Corp.
120,000,000	5.280	04/10/07	119,841,600
95,318,000	5.300	04/24/07	94,995,243
BA Credit Card Trust (Emerald)
20,000,000	5.260	04/26/07	19,926,944
39,000,000	5.240	06/06/07	38,625,340
20,000,000	5.250	06/13/07	19,787,083
Bank of Ireland
65,000,000	5.250	04/30/07	64,725,104
Bavaria Trust Corp.
80,000,000	5.295	04/03/07	79,976,467
28,000,000	5.300	04/24/07	27,905,189
75,000,000	5.300	04/25/07	74,735,000
Bear Stearns & Cos., Inc.
80,000,000	5.420	04/02/07	79,987,956
Beethoven Funding Corp.
50,000,000	5.250	05/23/07	49,620,833
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	5.260	04/17/07	49,883,111
125,000,000	5.260	04/20/07	124,652,986
70,000,000	5.240	06/08/07	69,307,156
40,000,000	5.240	06/19/07	39,540,044
Compass Securitization LLC
50,000,000	5.300	04/20/07	49,860,139
Concord Minutemen Capital Co. LLC
29,000,000	5.210	08/02/07	28,483,776
25,000,000	5.240	08/03/07	24,548,778
Curzon Funding LLC
75,000,000	5.250	04/24/07	74,748,437
50,000,000	5.240	06/20/07	49,417,778
Davis Square Funding III (Delaware) Corp.
71,822,000	5.300	04/03/07	71,800,852
Davis Square Funding IV (Delaware) Corp.
45,000,000	5.290	04/02/07	44,993,387
Davis Square Funding V (Delaware) Corp.
25,800,000	5.290	04/02/07	25,796,209
45,000,000	5.300	04/12/07	44,927,125

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Davis Square Funding VI (Delaware) Corp.
$45,000,000	5.290%	04/02/07	$44,993,388
70,000,000	5.300	04/03/07	69,979,389
35,000,000	5.270	04/11/07	34,948,764
Dorada Finance, Inc.
39,000,000	5.240	06/13/07	38,585,603
Fountain Square Commercial Funding Corp.
33,100,000	5.260	04/05/07	33,080,655
G Street Finance (Delaware) Corp.
100,000,000	5.270	04/25/07	99,648,667
General Electric Capital Corp.
75,000,000	5.145	11/02/07	72,695,469
George Street Finance LLC
37,025,000	5.305	05/04/07	36,844,951
Grampian Funding LLC
175,000,000	5.210	08/03/07	171,859,528
KLIO II Funding Corp.
35,000,000	5.260	04/17/07	34,918,178
67,087,000	5.230	06/06/07	66,443,747
KLIO III Funding Corp.
33,404,000	5.250	04/12/07	33,350,414
87,210,000	5.260	04/16/07	87,018,865
50,000,000	5.260	04/17/07	49,883,111
64,675,000	5.260	05/07/07	64,334,809
40,236,000	5.240	06/06/07	39,849,466
Landale Funding LLC
100,000,000	5.250	05/15/07	99,358,333
67,000,000	5.240	06/11/07	66,307,592
Legacy Capital Co. LLC
36,280,000	5.250	05/11/07	36,068,367
35,371,000	5.250	05/24/07	35,097,612
Monument Gardens Funding LLC
18,938,000	5.450	04/02/07	18,935,133
50,000,000	5.300	04/26/07	49,815,972
Nationwide Building Society
100,000,000	5.210	08/09/07	98,118,611
Newport Funding Corp.
100,000,000	5.250	04/19/07	99,737,500
75,000,000	5.250	04/27/07	74,715,625
North Sea Funding LLC
100,000,000	5.250	04/16/07	99,781,250
22,673,000	5.250	06/28/07	22,382,030
Park Granada LLC
30,000,000	5.450	04/02/07	29,995,458
Rhein Main Securitisation Ltd.
90,000,000	5.250	04/16/07	89,803,125
40,554,000	5.280	04/20/07	40,440,990
Sierra Madre Funding Ltd.
90,000,000	5.250	06/08/07	89,107,500
50,000,000	5.250	06/12/07	49,475,000
Simba Funding Corp.
39,436,000	5.250	05/14/07	39,188,703
30,000,000	5.235	06/26/07	29,624,825
Skandinaviska Enskilda Banken AB
100,000,000	5.210	08/13/07	98,060,722

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Tasman Funding, Inc.
$32,994,000	5.290%	04/23/07	$32,887,338
Tulip Funding Corp.
57,968,000	5.260	04/23/07	57,781,665
Victory Receivables Corp.
29,771,000	5.290	04/23/07	29,674,757
50,000,000	5.300	04/26/07	49,815,972
Westpac Banking Corp.
95,000,000	5.210	05/07/07	94,505,050

Total Commercial Paper and Corporate Obligations			$4,297,854,250
Certificates of Deposit — 3.4%
Alliance & Leicester PLC
$50,000,000	5.320%	04/30/07	$50,000,000
Credit Agricole
148,000,000	5.350	08/06/07	147,999,191
Societe Generale
90,000,000	5.330	04/27/07	90,000,000
75,000,000	5.510	08/03/07	75,001,223
80,000,000	5.250	12/03/07	80,000,000
79,000,000	5.300	01/03/08	79,000,000

Total Certificates of Deposit			$522,000,414
Certificates of Deposit-Yankeedollar — 13.3%
Barclays Bank PLC
$100,000,000	5.320%	04/09/07	$100,000,000
Calyon
125,000,000	5.400	06/04/07	125,000,000
Credit Suisse First Boston, Inc.
75,000,000	5.620	07/18/07	75,000,000
75,000,000	5.360	01/22/08	75,000,000
DePfa Bank PLC
198,000,000	5.320	04/25/07	198,000,000
160,500,000	5.320	05/08/07	160,500,000
100,000,000	5.320	05/31/07	100,000,000
150,000,000	5.350	08/10/07	150,000,000
Deutsche Bank AG
150,000,000	5.350	08/06/07	150,000,000
85,000,000	5.400	11/21/07	85,000,000
Norinchukin Bank NY
225,000,000	5.330	05/29/07	225,000,000
55,000,000	5.320	06/01/07	55,000,460
200,000,000	5.310	06/08/07	200,000,000
100,000,000	5.350	08/20/07	100,000,000
100,000,000	5.270	09/07/07	100,000,000
Societe Generale
94,000,000	5.225	10/09/07	93,938,637

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Westpac Banking Corp.
$45,000,000	5.490%	08/03/07	$44,997,173

Total Certificates of Deposit-Yankeedollar			$2,037,436,270
Master Demand Notes — 3.1%
Bank of America Securities LLC
$125,000,000	5.507%	04/02/07	$125,000,000
Merrill Lynch Mortgage Capital, Inc.
350,000,000	5.558	04/02/07	350,000,000

Total Master Demand Notes			$475,000,000
Medium-Term Notes — 1.2%
UBS AG Stamford
$85,000,000	5.400%	11/28/07	$85,000,000
Wal-Mart Stores, Inc.
100,000,000	5.502	07/16/07	100,018,706

Total Medium-Term Notes			$185,018,706
Variable Rate Obligations(a) — 31.3%
Allstate Life Global Funding II
$30,000,000	5.410%	04/16/07	$30,000,000
American Express Centurion Bank
50,000,000	5.290	04/05/07	50,000,000
American Express Credit Corp.
74,000,000	5.420	04/05/07	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.320	04/23/07	32,000,000
Banco Espanol de Credito
50,000,000	5.335	07/18/07	50,000,000
Bank of Ireland
100,000,000	5.320	04/20/07	100,000,000
Bank of Nova Scotia
175,000,000	5.255	04/23/07	174,992,399
Bank of The West San Francisco
75,000,000	5.310	04/17/07	75,009,255
Barclays Bank PLC
90,000,000	5.265	04/04/07	89,999,844
40,000,000	5.270	04/05/07	39,993,772
200,000,000	5.281	04/16/07	199,969,185
BNP Paribas SA
193,000,000	5.300	04/03/07	192,969,579
Caja Madrid
70,000,000	5.360	04/19/07	70,000,000
Calyon
85,000,000	5.260	04/03/07	84,987,052
50,000,000	5.280	06/13/07	49,993,825
Canadian Imperial Bank of Commerce
101,000,000	5.420	04/02/07	101,000,246
Commonwealth Bank of Australia
16,000,000	5.320	04/24/07	16,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Credit Agricole SA
$75,000,000	5.330%	04/23/07	$75,000,000
Credit Suisse First Boston, Inc.
145,000,000	5.330	05/18/07	145,000,000
200,000,000	5.330	05/29/07	200,000,000
DePfa Bank Europe PLC
50,000,000	5.395	06/15/07	50,000,000
General Electric Capital Corp.
75,000,000	5.445	04/10/07	75,000,000
German Residential Funding
117,000,000	5.300	04/23/07	117,000,000
HBOS Treasury Services PLC
105,000,000	5.289	04/10/07	105,000,000
125,000,000	5.310	04/10/07	125,000,000
100,000,000	5.430	05/21/07	100,013,719
Lehman Brothers Holdings, Inc.
50,000,000	5.330	05/29/07	50,000,000
Lexington Parker Capital Corp.
50,000,000	5.310	04/10/07	49,997,273
Metropolitan Life Global Funding I
40,000,000	5.410	04/16/07	40,000,000
Morgan Stanley & Co.
80,000,000	5.507	04/02/07	80,000,000
25,000,000	5.400	04/05/07	25,000,000
Natexis Banques Populaires
25,000,000	5.330	04/16/07	25,000,000
125,000,000	5.350	05/09/07	125,000,000
100,000,000	5.290	06/29/07	99,966,039
National Australia Bank Ltd.
160,000,000	5.309	04/10/07	160,000,000
Nationwide Building Society
50,000,000	5.430	06/28/07	50,000,000
New York Life Insurance Co.(b)
100,000,000	5.420	04/02/07	100,000,000
80,000,000	5.410	06/30/07	80,000,000
Royal Bank of Canada(c)
150,000,000	5.320	05/03/07	149,955,690
Royal Bank of Scotland Group PLC
80,000,000	5.265	04/26/07	79,976,653
Skandinaviska Enskilda Banken AB
70,000,000	5.277	04/04/07	69,999,930
140,000,000	5.320	04/10/07	140,000,000
Societe Generale
85,000,000	5.310	04/02/07	85,000,000
35,000,000	5.265	04/23/07	34,995,511
53,000,000	5.270	04/26/07	52,984,533
113,000,000	5.271	04/30/07	112,994,521
Svenska Handelsbanken AB
111,000,000	5.290	04/13/07	111,000,000
100,000,000	5.290	04/23/07	100,000,000
Swedbank AB
50,000,000	5.310	06/15/07	49,995,506
Totta Ireland PLC
150,000,000	5.319	04/10/07	150,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Toyota Motor Credit Corp
$100,000,000	5.290%	04/02/07	$99,994,280
Unicredito Italiano NY
75,000,000	5.310	06/11/07	75,000,134
Union Hamilton Special Funding LLC
90,000,000	5.350	06/21/07	90,000,000
Westpac Banking Corp. NY
75,000,000	5.300	04/10/07	75,000,000
2,250,000	5.400	06/11/07	2,250,000

Total Variable Rate Obligations			$4,787,038,946
Time Deposits — 5.2%
Dexia Bank SA
$400,000,000	5.430%	04/02/07	$400,000,000
ING Bank
400,000,000	5.440	04/02/07	400,000,000

Total Time Deposits			$800,000,000

Total Investments Before Repurchase Agreement			$13,104,348,586
Repurchase Agreements-Unaffiliated Issuers(d) — 13.6%
Barclays Bank PLC
$65,000,000	5.500%	04/02/07	$65,000,000
Maturity Value: $65,029,792
Collateralized by Federal National Mortgage Association, 5.125%, due 01/02/14. The aggregate market value of the collateral, including accrued interest, was $66,300,677.
Citigroup Global Markets, Inc.
110,000,000	5.490	04/02/07	110,000,000
Maturity Value: $110,050,325
110,000,000	5.530	04/02/07	110,000,000
Maturity Value: $110,050,692

Repurchase agreements issued by Citigroup Global Markets, Inc., are collateralized by various corporate issues, 0.000% to 6.750%, due 02/15/11 to 02/28/52. The aggregate market value of the collateral, including accrued interest, was $226,600,000.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
Credit Suisse First Boston Corp.
$45,000,000	5.400%	04/02/07	$45,000,000
Maturity Value: $45,020,250
Collateralized by Federal National Mortgage Association, 6.000%, due 01/01/36 to 04/01/37. The aggregate market value of the collateral, including accrued interest, was $45,900,526.
Joint Repurchase Agreement Account I
118,700,000	5.148	04/02/07	118,700,000
Maturity Value: $118,750,922
Joint Repurchase Agreement Account II
900,000,000	5.405	04/02/07	900,000,000
Maturity Value: $900,405,375
Lehman Brothers Holdings, Inc.
25,000,000	5.380	04/02/07	25,000,000
Maturity Value: $25,011,208
Collateralized by U.S. Treasury Note, 4.625%, due 08/31/11. The market value of the collateral, including accrued interest, was 25,504,160.
155,000,000	5.520	04/02/07	155,000,000
Maturity Value: $155,071,300

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 08/01/20 to 04/01/37 and Federal National Mortgage Association, 4.500% to 6.000%, due 08/01/18 to 09/01/34. The aggregate market value of the collateral, including accrued interest, was $159,656,221.

UBS Securities LLC
45,500,000	5.100	04/02/07	45,500,000
Maturity Value: $45,519,338
Collateralized by U.S. Treasury Bill, 5.120%, due 04/19/07. The market value of the collateral, including accrued interest, was $46,412,014.
250,000,000	5.380%	04/02/07	250,000,000
Maturity Value: $250,112,083

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 02/01/09 to 04/01/37 and Federal National Mortgage Association, 0.000% to 9.000%, due 06/01/10 to 08/01/36. The aggregate market value of the collateral, including accrued interest, was $255,000,430.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
Wachovia Capital Markets
$250,000,000	5.510	04/02/07	$250,000,000
Maturity Value: $250,114,792
Collateralized by various corporate issues, 0.000% to 9.727%, due 10/10/10 to 12/10/51. The aggregate market value of the collateral, including accrued interest, was $252,499,986.

Total Repurchase Agreements -Unaffiliated Issuers			$2,074,200,000
Repurchase Agreements-Affiliated Issuers(d) — 1.8%
Goldman, Sachs & Co.
$75,000,000	5.320%	04/02/07	$75,000,000
Maturity Value: $75,033,250

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 12/01/13 to 03/01/37 and Federal National Mortgage Association, 4.500% to 8.000%, due 02/01/09 to 02/01/37. The aggregate market value of the collateral, including accrued interest, was $77,249,812.

200,000,000	5.400	04/02/07	200,000,000
Maturity Value: $200,090,000

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 03/01/18 to 01/01/36 and Federal National Mortgage Association 4.000% to 7.000%, due 05/01/14 to 12/01/36. The aggregate market value of the collateral, including accrued interest, was $205,999,929.

Total Repurchase Agreements-Affiliated Issuers			$275,000,000

Total Investments — 101.0%			$15,453,548,586

Liabilities in Excess of Other Assets — (1.0)%			$(159,126,390)

Net Assets — 100.0%			$15,294,422,196

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security is based on the London Interbank Offering Rate or Federal Funds Rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2007, these securities amounted to $180,000,000 or approximately 1.2% of net assets.

(c) All or portion represents a forward commitment.

(d) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers(a) — 100.0%
Bank of America Securities LLC
$174,000,000	5.190%	04/24/07	$174,000,000
Maturity Value: $183,156,025
Dated: 04/24/06

Collateralized by U.S. Treasury STRIPS, 0.000% to 4.875%, due 05/15/07 to 05/15/16 and U.S. Treasury Notes, 0.000% to 5.125%, due 04/30/07 to 02/15/17. The aggregate market value of the collateral including accrued interest, was $177,480,271.

Bank of America Securities LLC
62,500,000	5.270	09/18/07	62,500,000
Maturity Value: $65,839,498
Dated: 09/18/06

Collateralized by U.S. Treasury Notes, 0.000% to 4.875%, due 11/15/14 to 08/15/16 and U.S. Treausry STRIPS, 0.000% to 4.875%, due 5/15/07 to 01/15/17. The aggregate market value of the collateral, including accrued interest, was $63,750,461.

Joint Repurchase Agreement Account I
5,147,800,000	5.148	04/02/07	5,147,800,000
Maturity Value: $5,150,008,406
Lehman Brothers Holdings, Inc.
75,000,000	5.380	04/02/07	75,000,000
Maturity Value: $75,033,625
Collateralized by U.S. Treasury Notes, 3.500% to 4.750%, due 01/15/08 to 01/15/11. The aggregate market value of the collateral, including accrued interest, was $76,504,635.
UBS Securities LLC
76,600,000	5.100	04/02/07	76,600,000
Maturity Value: $76,632,550
Dated: 03/30/07
Collateralized by U.S. Treasury Bonds, 10.625% to 13.250% due 5/15/14 to 08/15/15. The aggregate market value, including accrued interest, was $78,135,476.
UBS Securities LLC
359,000,000	5.230	05/31/07	359,000,000
Maturity Value: $364,841,329
Dated: 02/08/07
Collateralized by U.S. Treasury Notes, 0.000%,due 02/15/14 to 01/15/16. The aggregate market value of the collateral, including accrued interest, was $366,182,404.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
UBS Securities LLC
$362,000,000	5.220%	06/11/07	$362,000,000
Maturity Value: $366,619,120
Dated: 03/15/07

Collateralized by U.S. Treasury Notes, 0.000% to 11.750%, due 08/15/07 to 02/15/07 and U.S. Treasury STRIPS, 7.250% to 10.625% due 01/15/15 to 05/15/16. The aggregate market value of the collateral, including accrued interest, was $369,240,167.

UBS Securities LLC
61,000,000	5.320	08/13/07	61,000,000
Maturity Value: $64,263,229
Dated: 08/16/06
Collateralized by U.S. Treasury Notes, 0.000%, due 11/15/07. The market value of the collateral, including accrued interest, was $62,223,858.
UBS Securities LLC
58,000,000	5.380	08/14/07	58,000,000
Maturity Value: $61,155,071
Dated: 08/15/06
Collateralized by U.S. Treasury Notes, 0.000%, due 11/15/07. The market value of the collateral, including accrued interest, was $59,161,349.
UBS Securities LLC
62,000,000	5.210	10/15/07	62,000,000
Maturity Value: $65,266,092
Dated: 10/16/06
Collateralized by U.S. Treasury Notes, 0.000%, due 02/10/14 and U.S. Treasury STRIPS, 11.250%, due 02/15/15. The aggregate market value of the collateral, including accrued interest, was $63,241,804.
UBS Securities LLC
67,500,000	5.220	01/11/08	67,500,000
Maturity Value: $71,062,650
Dated: 01/12/07
Collateralized by U.S. Treasury Notes, 0.000% due 11/15/07 and U.S. Treasury STRIPS, 11.250% due 02/15/15. The aggregate market value of the collateral, including accrued interest, was $68,850,660.

Total Repurchase Agreements -Unaffiliated Issuers			$6,505,400,000

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Total Investments — 100.0%	$6,505,400,000

Other Assets in Excess of Liablities — 0.0%	$1,913,817

Net Assets — 100.0%	$6,507,313,817

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.4%
United States Treasury Bills
$3,000,000	5.105%	04/05/07	$2,998,298
40,500,000	4.970	04/12/07	40,438,496
1,900,000	5.095	04/12/07	1,897,042
232,200,000	5.130	04/12/07	231,836,027
101,500,000	5.160	04/16/07	101,296,718
7,800,000	5.090	04/19/07	7,765,688
19,000,000	4.960	04/26/07	18,934,556
830,400,000	5.140	04/26/07	827,435,933
494,000,000	5.040	05/24/07	490,334,520
445,000,000	4.910	06/21/07	440,083,862
811,000,000	4.920	06/21/07	802,022,230
248,000,000	4.930	06/21/07	245,249,060

Total Investments — 100.4%			$3,210,292,430

Liabilities in Excess of Other Assets — (0.4)%			$(11,884,934)

Net Assets — 100.0%			$3,198,407,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers(a) — 97.3%
Barclays Bank PLC
$20,000,000	5.500%	04/02/07	$20,000,000
Maturity Value: $20,009,167
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 10/01/25. The aggregate market value of the collateral, including accrued interest, was $20,400,000.
Barclays Bank PLC
400,000,000	5.290	05/15/07	400,000,000
Maturity Value: $405,253,264
Dated: 02/13/07

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 07/01/35 to 10/01/35, Federal National Mortgage Association, 5.000% to 6.500%, due 06/01/33 to 03/01/37 and Government National Mortgage Association, 6.000% to 6.500%, due 08/15/36 to 03/15/37. The aggregate market value of the collateral, including accrued interest, was $407,999,984.

Barclays Bank PLC
500,000,000	5.280	06/21/07	500,000,000
Maturity Value: $506,746,667
Dated: 03/21/07

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 04/01/19 to 04/01/37 and Federal National Mortgage Association, 4.500% to 6.500%, due 05/01/19 to 02/01/47. The aggregate market value of the collateral, including accrued interest, was $509,999,974.

Deutsche Bank Securities, Inc.
70,000,000	5.560	07/17/07	70,000,000
Maturity Value: $73,946,055
Dated: 07/17/06
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 08/01/20 to 11/01/35. The aggregate market value of the collateral, including accrued interest, was $72,099,993.
Joint Repurchase Agreement Account I
74,900,000	5.148	04/02/07	74,900,000
Maturity Value: $74,932,132
Joint Repurchase Agreement Account II
3,725,000,000	5.405	04/02/07	3,725,000,000
Maturity Value: $3,726,677,802

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
Lehman Brothers Holdings, Inc.
$50,400,000	5.380%	04/02/07	$50,400,000
Maturity Value: $50,422,596
50,000,000	5.520	04/02/07	50,000,000
Maturity Value: $50,023,000

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 4.500%, due 08/01/20 to 06/15/26, Federal National Mortgage Association, 6.500%, due 01/01/09 to 01/01/37 and U.S. Treasury Notes, 3.125% to 5.625%, due 02/29/08 to 09/15/08. The aggregate market value of the collateral, including accrued interest, was $102,915,064

UBS Securities LLC
50,000,000	5.100	04/02/07	50,000,000
Maturity Value: $50,021,250
Collateralized by U.S. Treasury Bill, 0.000%, due 04/19/07 and U.S. Treasury Note, 4.000%, due 01/15/12. The aggregate market value of the collateral, including accrued interest, was $60,898,021.
UBS Securities LLC
390,000,000	5.290	05/07/07	390,000,000
Maturity Value: $395,157,750
Dated: 02/05/07

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 06/01/09 to 04/01/37 and Federal National Mortgage Association, 4.500% to 7.000%, due 02/01/08 to 01/01/47. The aggregate market value of the collateral, including accrued interest, was $397,800,161.

UBS Securities LLC
40,000,000	5.450	08/01/07	40,000,000
Maturity Value: $42,210,278
Dated: 08/01/06
Collateralized by Federal National Mortgage Association, 5.000% to 6.500%, due 10/01/18 to 02/01/37. The aggregate market value of the collateral, including accrued interest, was $40,803,123.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
UBS Securities LLC
$50,000,000	5.290%	10/12/07	$50,000,000
Maturity Value: $52,674,389
Dated: 10/13/06

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 05/01/19 and Federal National Mortgage Association, 5.500% to 6.000%, due 01/01/34 to 05/01/35. The aggregate market value of the collateral, including accrued interest, was $51,001,337.

UBS Securities LLC
50,000,000	5.240	01/04/08	50,000,000
Maturity Value: $52,612,722
Dated: 01/10/07

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 07/01/19 to 01/01/37 and Federal National Mortgage Association, 5.000% to 6.500%, due 10/01/18 to 06/01/36. The aggregate market value of the collateral, including accrued interest, was $51,001,658.

Total Repurchase Agreements - Unaffiliated Issuers			$5,470,300,000

Repurchase Agreements-Affiliated Issuers(a) — 2.7%
Goldman, Sachs & Co.
$50,000,000	5.320%	04/02/07	$50,000,000
Maturity Value: $50,022,167

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 12/01/11 to 03/01/37 and Federal National Mortgage Association, 4.000% to 8.500%, due 12/01/11 to 03/01/37. The aggregate market value of the collateral, including accrued interest, was $51,499,809.

100,000,000	5.400	04/02/07	100,000,000
Maturity Value: $100,045,000

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.500%, due 01/01/18 to 04/01/37 and Federal National Mortgage Association, 4.500% to 8.500%, due 06/01/13 to 04/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,789.

Total Repurchase Agreements-Affiliated Issuers			$150,000,000

Total Investments — 100.0%			$5,620,300,000

Other Assets in Excess of Liabilities — %			$537,908

Net Assets — 100.0%			$5,620,837,908

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — 101.3%
Federal Farm Credit Bank(a)
$80,000,000	5.190%		04/01/07	$79,998,684
123,900,000	5.180		04/02/07	123,872,376
85,000,000	5.190		04/02/07	84,980,851
208,000,000	5.200		04/02/07	207,933,312
478,000,000	5.210		04/02/07	477,862,731
236,000,000	5.230		04/02/07	235,961,543
125,000,000	5.240		04/02/07	124,968,768
35,000,000	5.270		04/02/07	34,999,660
85,000,000	5.180		04/03/07	84,988,686
38,000,000	5.260		04/03/07	37,993,753
25,000,000	5.180		04/04/07	24,993,471
35,000,000	5.235		04/04/07	35,000,046
70,000,000	5.240		04/04/07	69,999,943
70,000,000	5.190		04/05/07	69,996,360
18,000,000	5.190		04/06/07	17,996,025
40,000,000	5.220		04/11/07	40,002,699
100,000,000	5.230		04/11/07	100,000,000
85,000,000	5.185		04/13/07	84,973,601
40,000,000	5.210		04/14/07	39,985,203
37,500,000	5.220		04/17/07	37,499,838
20,000,000	5.270		04/20/07	20,012,129
150,000,000	5.170		04/23/07	149,952,979
50,000,000	5.206		06/24/07	49,985,755
42,000,000	5.220		09/30/07	41,992,030
Federal Home Loan Bank
100,000,000	5.200	(a)	04/01/07	99,960,612
41,000,000	5.220	(a)	04/02/07	40,979,516
450,000,000	5.180	(a)	04/03/07	449,954,685
117,300,000	5.160		04/04/07	117,249,561
80,000,000	5.220	(a)	04/04/07	79,999,759
390,000,000	5.220	(a)	04/06/07	389,959,941
94,100,000	5.170		04/09/07	93,991,890
240,000,000	5.200	(a)	04/10/07	239,886,716
90,000,000	5.135		04/11/07	89,871,625
68,500,000	5.160		04/13/07	68,382,180
27,040,000	4.250		04/16/07	27,028,974
205,000,000	5.185	(a)	04/16/07	204,896,340
42,000,000	5.149		04/20/07	41,885,864
1,140,091,000	5.150		04/20/07	1,136,992,169
19,765,000	4.000		04/25/07	19,749,006
335,000,000	5.136		04/25/07	333,852,960
168,000,000	5.137		04/25/07	167,424,600
36,000,000	3.390		04/26/07	35,954,128
698,628,000	5.140		04/27/07	696,034,538
199,736,000	5.140		05/02/07	198,851,946
75,000,000	5.220	(a)	05/10/07	74,989,618
68,400,000	5.145		05/18/07	67,940,551
410,000,000	5.180	(a)	05/28/07	409,746,604
219,710,000	5.155		05/30/07	217,853,786
251,300,000	5.157		05/30/07	249,176,075
42,000,000	5.125		06/01/07	41,987,295
279,856,000	5.145		06/01/07	277,416,239
79,500,000	5.153		06/01/07	78,805,848
320,000,000	5.190	(a)	06/19/07	319,880,039

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Federal Home Loan Bank — (continued)
$168,000,000	5.200	(a)%	06/19/07	$167,928,385
12,750,000	3.625		06/20/07	12,698,668
260,000,000	5.130		06/20/07	257,036,000
215,000,000	5.190	(a)	06/20/07	214,928,507
123,000,000	5.132		06/27/07	121,474,513
144,001,000	5.141		06/29/07	142,170,791
150,000,000	5.189	(a)(b)	07/02/07	149,941,140
44,600,000	4.625		07/16/07	44,484,526
67,150,000	4.625		07/18/07	66,998,199
64,135,000	5.500		07/20/07	64,152,387
16,400,000	2.300		07/24/07	16,241,430
57,000,000	3.060		11/21/07	56,253,698
35,000,000	3.085		12/21/07	34,496,657
29,375,000	5.125		01/22/08	29,337,387
84,500,000	5.400		02/25/08	84,500,000

Total Investments — 101.3%				$10,009,295,796

Liabilities in Excess of Other Assets — (1.3)%				$(128,967,588)

Net Assets — 100.0%				$9,880,328,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either London Interbank Offering Rate or Prime Rate.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 1.5%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$3,265,000	3.680%	04/05/07	$3,265,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (SouthTrust Bank N.A. SPA) (A-1+/P-1)
17,310,000	3.680	04/05/07	17,310,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	3.770	04/02/07	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	3.770	04/02/07	18,500,000
Eclipse Funding Trust VRDN RB for Alabama State University Series 2006 (U.S. Bank N.A. SPA) (A-1+)(a)
6,905,000	3.710	04/05/07	6,905,000
Eclipse Funding Trust VRDN RB for Montgomergy County Series 2006 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,385,000	3.710	04/05/07	5,385,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
9,000,000	3.670	04/05/07	9,000,000
Lehman Municipal Trust Receipts VRDN RB for University of Alabama Floaters Series 2006-K62 Reg D (Lehman Brothers) (VMIG1)(a)
4,765,000	3.700	04/04/07	4,765,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	3.710	04/05/07	7,500,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
11,000,000	3.720	04/05/07	11,000,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
5,800,000	3.680	04/04/07	5,800,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
20,400,000	3.850	04/02/07	20,400,000

			$120,030,000

Alaska(a) — 0.8%
ABN AMRO Munitops Certificates Trust VRDN RB for Alaska Non-AMT Series 2006-9 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)
8,100,000	3.700	04/05/07	8,100,000
Alaska Housing Finance Corp. VRDN RB Spears Series 2005 DB-162 (FGIC) (Deutsche Bank AG LOC) (F1+)
21,890,000	3.710	04/05/07	21,890,000
Alaska Industrial Develpment & Export Authority VRDN RB Stars Series 2007-014 (BNP Paribas) (A-1+/VMIG1)
6,315,000	3.700	04/05/07	6,315,000
Alaska State Housing Finance Corp. VRDN RB ROCS RR-II-R-9078 Series 2007 (Citibank N.A. SPA) (VMIG1)
9,240,000	3.710	04/05/07	9,240,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank AG LOC) (F1+)
2,095,000	3.710	04/05/07	2,095,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alaska(a) — (continued)
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank A.G. SPA) (AA+/P-1)
$10,350,000	3.710%	04/05/07	$10,350,000
Eclipse Funding Trust VRDN RB for Alaska State Housing Finance Corp. Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)
9,985,000	3.710	04/05/07	9,985,000

			$67,975,000

Arizona(a) — 2.2%
ABN AMRO Munitops Certificate Trust VRDN RB for Arizona Non-AMT Trust Series 2005-54 (FGIC) (ABN AMRO Bank N.V.) (VMIG1)
13,785,000	3.700	04/05/07	13,785,000
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2006-1539 (Morgan Stanley) (A-1)
23,347,000	3.690	04/05/07	23,347,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)
5,135,000	3.710	04/05/07	5,135,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)
4,330,000	3.720	04/05/07	4,330,000
Arizona Water Infrastructure Finance Authority VRDN RB P-Floats-PT-3384 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
9,350,000	3.720	04/05/07	9,350,000
Chandler GO VRDN Floaters Series 2007-1648 (Morgan Stanley) (A-1)
9,280,000	3.690	04/05/07	9,280,000
Eclipse Funding Trust VRDN RB for Phoenix Civic Improvement Corp. Series 2006-23 (FGIC) (U.S. Bank N.A. SPA) (VMIG1)
8,655,000	3.690	04/05/07	8,655,000
Eclipse Funding Trust VRDN RB for Solar Eclipse Arizona State University Series 2007-0022 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)
10,265,000	3.690	04/05/07	10,265,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA)(A-1+)
6,100,000	3.720	04/05/07	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)
15,850,000	3.700	04/05/07	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROC-II-R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)
10,855,000	3.710	04/05/07	10,855,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)
10,875,000	3.720	04/05/07	10,875,000
Salt River Project Agricultural Improvement & Power District VRDB RB Series 2006 (Morgan Stanley SPA) (A-1)
6,850,000	3.690	04/05/07	6,850,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona(a) — (continued)
Salt River Project Agricultural Improvement & Power District VRDN RB Eagle Series 2006-0141 (Citibank N.A. SPA) (A-1+)
$16,500,000	3.720%	04/05/07	$16,500,000
Salt River Project Agricultural Improvement & Power District VRDN RB ROCS RR-II-640 (Citibank N.A. SPA) (VMIG1)
7,440,000	3.710	04/05/07	7,440,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)
4,845,000	3.690	04/05/07	4,845,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co.) (A-1+)
4,500,000	3.720	04/05/07	4,500,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1640 (JPMorgan Chase & Co.) (A-1+)
2,415,000	3.700	04/05/07	2,415,000
Scottsdale Municipal Property Corp. VRDN RB Floaters Series 2006-1523 (Rabobank) (A-1+)
9,580,000	3.690	04/05/07	9,580,000

			$179,957,000

Arkansas(a) — 0.2%
Eclipse Funding Trust VRDN RB for University of Arkansas Solar Eclipse Series 2006-26 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)
11,340,000	3.690	04/05/07	11,340,000
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley SPA) (VMIG1)
4,396,000	3.690	04/05/07	4,396,000

			$15,736,000

Colorado — 0.6%
Colorado Health Facilities Authority VRDN RB Floaters Series 2007-1646 (Morgan Stanley SPA) (A-1)(a)
6,230,000	3.690	04/05/07	6,230,000
Colorado State TRANS General Funding (SP-1+)
13,000,000	4.500	06/27/07	13,021,508
Eclipse Funding Trust VRDN RB for University of Colorado Series 2006-66 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
21,595,000	3.710	04/05/07	21,595,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA)(A-1+)(a)
7,185,000	3.720	04/05/07	7,185,000

			$48,031,508

Delaware — 0.8%
Delaware Transportation Authority Motor Fuel Tax VRDN RB Series 2006 (Morgan Stanley SPA) (A-1)(a)
23,405,000	3.690	04/05/07	23,405,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
19,850,000	3.700	04/04/07	19,850,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Delaware — (continued)
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)(b)
$24,690,000	3.780%	04/02/07	$24,690,000

			$67,945,000

District Of Columbia — 0.9%
Deutsche Bank Spears/Lifers Trust VRDN Spears Series 2007 DB-224 (Deutsche Bank AG SPA) (A-1+)(a)
32,060,000	3.720	04/05/07	32,060,000
District of Columbia GO TRANS (SP-1+/MIG1)
42,750,000	4.250	09/28/07	42,864,013

			$74,924,013

Florida — 5.2%
ABN AMRO Munitops Certificate Trust VRDN RB for Florida Non-AMT Trust Certificates Series 2006-24 (XLCA) (ABN AMRO Bank N.V.) (VMIG1)
14,265,000	3.700	04/05/07	14,265,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA LOC) (VMIG1)
9,600,000	3.670	04/04/07	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
11,500,000	3.670	04/04/07	11,500,000
Citizens Property Insurance Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007 SGB 67 A (MBIA) (Societe Generale SPA)(A-1+)(a)
18,000,000	3.700	04/05/07	18,000,000
Eclipse Funding Trust VRDN COPS for Orange County School Board Series 2006-30 (FGIC) (U.S. Bank N.A. SPA) (VMIG1)(a)
11,618,000	3.690	04/05/07	11,618,000
Eclipse Funding Trust VRDN RB for Miami-Dade County Series 2006-0049 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
5,745,000	3.690	04/05/07	5,745,000
Enhanced Return Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1002 L Series 2007 (AMBAC) (Merrill Lynch)(F1+)(a)(b)
122,440,000	3.740	04/05/07	122,440,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
11,360,000	3.700	04/04/07	11,360,000
6,300,000	3.680	08/09/07	6,300,000
Florida State Board of Education GO VRDN for Municipal Securities Trust Certificates 2006-7022 (Bear Stearns Capital Markets SPA)(VMIG1)(a)
3,750,000	3.690	04/05/07	3,750,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Bayerische Landesbank SPA) (A-1+)(a)
26,850,000	3.710	04/05/07	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(a)
6,565,000	3.720	04/05/07	6,565,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Florida State Board of Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(a)
$8,380,000	3.720%	04/05/07	$8,380,000
Florida State Education System Improvements VRDN RB Floaters Series 2006-1006 (FGIC) (Bank of New York SPA) (A-1+)(a)
6,990,000	3.690	04/05/07	6,990,000
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley SPA) (VMIG1)(a)
5,216,000	3.690	04/05/07	5,216,000
Florida State VRDN RB Merlots Series 2005 A22 (Wachovia Bank N.A. SPA) (A-1+)(c)
32,305,000	3.650	05/16/07	32,305,000
Gainesville Utilities System VRDN RB Series 2005 C (SunTrust Bank SPA) (A-1+/VMIG1)(b)
7,400,000	3.720	04/02/07	7,400,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	3.850	04/02/07	1,930,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank-Hessen Theuringen SPA) (A-1/VMIG1)
11,500,000	3.650	05/18/07	11,500,000
Jacksonville Water & Sewer Systems VRDN RB Floaters Series 2007-1653 (Morgan Stanley SPA) (F1+)(a)
17,425,000	3.690	04/05/07	17,425,000
Miami Dade County VRDN RB Eagle Series 2006-0106 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,950,000	3.720	04/05/07	4,950,000
Palm Beach County School Board COPS VRDN Eagle Series 2007-0021 A (FGIC) (Bayerische Landesbank SPA) (A-1)(a)
8,980,000	3.700	04/05/07	8,980,000
Puttable Floating Options Tax Exempts Receipts GO VRDN P-Floats-PT -3979 Series 2007 (Merrill Lynch) (F1+)(a)
16,795,000	3.720	04/05/07	16,795,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (Depfa Bank PLC SPA) (A-1+/P-1)
47,915,000	3.640	05/04/07	47,915,000
Tampa Bay Water Utility System Revenue VRDN RB Merlots Series 2001 A130 (FGIC) (Wachovia Bank N.A.) (A-1+)(a)
5,650,000	3.690	04/04/07	5,650,000

			$423,429,000

Georgia — 2.1%
Appling County Development Authority VRDN PCRB Refunding for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
1,900,000	3.800	04/02/07	1,900,000
Burke County VRDN PCRB Series 1998 A (AMBAC) (Rabobank) (F1+)
8,000,000	3.650	07/12/07	8,000,000
City of Atlanta GO VRDN Floating Rate Receipts Series 1999 SG-123 (FGIC) (Societe Generale SPA) (A-1+)(a)
9,845,000	3.710	04/05/07	9,845,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
7,530,000	3.800	04/02/07	7,530,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
$24,910,000	3.660%	04/04/07	$24,910,000
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R 567 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	3.710	04/05/07	3,135,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(a)
22,620,000	3.710	04/05/07	22,620,000
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank SPA) (A-1+/VMIG1)
15,800,000	3.660	04/04/07	15,800,000
Fulton County Water & Sewer VRDN RB Eagle Series 2005-005 A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,295,000	3.720	04/05/07	4,295,000
Georgia State Road & Tollway Authority CP Series 2007 A (State Street Bank) (P-1+)
18,200,000	3.650	06/12/07	18,200,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(a)
18,000,000	3.720	04/05/07	18,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
14,760,000	3.720	04/05/07	14,760,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG SPA) (A-1+)
15,598,000	3.640	04/05/07	15,598,000
900,000	3.700	04/05/07	900,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
3,525,000	3.800	04/02/07	3,525,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	3.850	04/02/07	2,785,000

			$171,803,000

Hawaii — 0.8%
ABN AMRO Munitops Certificate Trust VRDN RB for Hawaii Non-AMT Single Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA)(F1+)(a)
21,040,000	3.700	04/05/07	21,040,000
Hawaii State VRDN RB P-Floats-PT 960 Series 2006 (FSA) (BNP Paribas) (F1+)(a)
5,900,000	3.710	04/05/07	5,900,000
Honolulu GO CP Series H (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
35,000,000	3.650	09/05/07	35,000,000

			$61,940,000

Idaho — 0.1%
Idaho State TANS Series 2006 (SP-1+/MIG1)
8,000,000	4.500	06/29/07	8,015,053

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — 9.1%
Chicago Wastewater Transmission VRDN RB Putters Series 2007-1749 (FGIC) (PNC Bank N.A.) (A-1)(a)
$8,540,000	3.700%	04/05/07	$8,540,000
Chicago Board of Education GO VDRN Putters Series 2006-1470 (FSA) (JPMorgan Chase & Co.) (VMIG1)(a)
6,000,000	3.700	04/05/07	6,000,000
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Bank of New York SPA) (A-1)(a)
9,310,000	3.690	04/04/07	9,310,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)(a)
16,470,000	3.710	04/05/07	16,470,000
Chicago Board of Education GO VRDN Putters Series 2006-1473 (FSA) (JPMorgan Chase & Co.) (VMIG1)(a)
16,375,000	3.700	04/05/07	16,375,000
Chicago Board of Education GO VRDN ROCS RR-II-R-9077 Series 2007 (FSA) (Citigroup Financial Products) (VMIG1)(a)
4,525,000	3.710	04/05/07	4,525,000
Chicago Board of Education GO VRDN Spears Series 2007 DB-210 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
22,025,000	3.720	04/05/07	22,025,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
8,910,000	3.720	04/05/07	8,910,000
Chicago GO VRDN Floaters Series 2006-1435 (MBIA) (Morgan Stanley SPA) (A-1)(a)
8,827,000	3.690	04/05/07	8,827,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Bank of New York SPA) (VMIG1)(a)
4,000,000	3.690	04/04/07	4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,080,000	3.690	04/04/07	8,080,000
Chicago GO VRDN Putters Series 2006-1276 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
24,370,000	3.700	04/05/07	24,370,000
Chicago GO VRDN Putters Series 2006-1278 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
19,750,000	3.700	04/05/07	19,750,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(a)
2,694,000	3.690	04/05/07	2,694,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
4,770,000	3.710	04/05/07	4,770,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
5,270,000	3.710	04/05/07	5,270,000
Chicago GO VRDN UBS Municipal CRVS Floaters Series 2006-1 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
24,240,000	3.690	04/05/07	24,240,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR-II-R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
4,895,000	3.710	04/05/07	4,895,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS RR-II-R 1075 Series 2006 (Citigroup, Inc.)(VMIG1)(a)
$4,095,000	3.730%	04/05/07	$4,095,000
Chicago Park District GO VRDN Series 2006-1223 (FGIC) (JPMorgan Chase & Co. SPA) (F1+)(a)
5,960,000	3.720	04/05/07	5,960,000
Chicago Sales Tax VRDN RB for Floating Rate Receipts Series 1999-131 SG (FGIC) (Societe Generale SPA) (A-1+)(a)
4,425,000	3.710	04/05/07	4,425,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York SPA) (VMIG1)(a)
8,235,000	3.690	04/04/07	8,235,000
Chicago Water VRDN RB Putters Series 2006-1419 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(a)
5,325,000	3.700	04/05/07	5,325,000
City of Chicago GO VRDN Putters Series 2006-1287 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
5,500,000	3.700	04/05/07	5,500,000
Cook County GO VRDN Putters Series 1313 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(a)
4,715,000	3.700	04/05/07	4,715,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
14,360,000	3.700	04/05/07	14,360,000
Deutsche Bank Spears/Lifers Trusts VRDN RB Spears Series 2007 DB-220 (FGIC) (Deutsche Banc) (A-1+)(a)
11,230,000	3.720	04/05/07	11,230,000
Du Page County GO VRDN Forest Preservation District P-Floats-PT 3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
11,545,000	3.720	04/05/07	11,545,000
Eclipse Funding Trust GO VRDN for Chicago Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(a)
6,230,000	3.710	04/05/07	6,230,000
Eclipse Funding Trust VRDN RB Series 2006-007 Solar Eclipse Springfield Electric Revenue (MBIA) (U.S Bank N.A. SPA) (VMIG1)(a)
15,595,000	3.690	04/05/07	15,595,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
7,600,000	3.650	04/05/07	7,600,000
Illinois Finance Authority VRDN RB Floater Series 2005 K19-Reg D (Lehman Brothers SPA) (VMIG1)(a)
4,750,000	3.730	04/04/07	4,750,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
7,300,000	3.690	04/05/07	7,300,000
Illinois Finance Authority VRDN RB Floaters Series 2006-2001 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
14,000,000	3.700	04/05/07	14,000,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc.) (A-1+)(a)
5,585,000	3.710	04/05/07	5,585,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$40,425,000	3.700%	04/04/07	$40,425,000
Illinois Health System Evanston Hospital CP Series 1987 D (A-1+/VMIG1)
18,000,000	3.680	07/12/07	18,000,000
Illinois Health System Evanston Hospital CP Series 1992 (A-1+/VMIG1)
9,000,000	3.650	05/24/07	9,000,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (A-1+/VMIG1)
46,000,000	3.620	04/05/07	46,000,000
Illinois Health System Evanston Hospital CP Series 1995 (A-1+/VMIG1)
37,500,000	3.650	06/07/07	37,500,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+)(a)
9,605,000	3.720	04/05/07	9,605,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(a)
6,805,000	3.720	04/05/07	6,805,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.720	04/05/07	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	3.690	04/05/07	3,500,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
13,300,000	3.690	04/04/07	13,300,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,625,000	3.720	04/05/07	7,625,000
Illinois State GO VRDN ROCS RR-II-R 649 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
10,045,000	3.710	04/05/07	10,045,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A. SPA) (F1+)(a)
4,785,000	3.710	04/05/07	4,785,000
Illinois State GO VRDN ROCS-RR-II-R-6065 (Citibank N.A. SPA) (F1+)(a)
4,390,000	3.710	04/05/07	4,390,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A.) (A-1+)(a)
20,420,000	3.690	04/04/07	20,420,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,900,000	3.720	04/05/07	7,900,000
Illinois State Sales Tax VRDN RB Spears Series 2005 DB-165 (FSA) (Deutsche Bank A.G.) (F1+)(a)
10,570,000	3.710	04/05/07	10,570,000
Illinois State Toll Highway Authority VRDN RB P-Floats-MT 270 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(a)
14,995,000	3.710	04/05/07	14,995,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2006-1355 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,200,000	3.700	04/05/07	8,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
$6,500,000	3.720%	04/05/07	$6,500,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
18,000,000	3.710	04/05/07	18,000,000
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)(a)
19,205,000	3.720	04/05/07	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Bank of New York N.A. SPA) (A-1+)(a)
4,915,000	3.690	04/04/07	4,915,000
Regional Transportation Authority GO VRDN Merlots Series 2002 A41(FGIC) (Bank of New York N.A. SPA) (VMIG1)(a)
8,395,000	3.690	04/04/07	8,395,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
14,815,000	3.710	04/05/07	14,815,000
Regional Transportation Authority RB Series 2004 A (Aa2/AA+)
4,190,000	5.000	06/01/07	4,198,698
Regional Transportation Authority VRDN RB P-Floats-PT 2886 Series 2005 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,960,000	3.710	04/05/07	5,960,000
Regional Transportation Authority VRDN RB P-Floats-PT-3871 Series 2007 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
31,815,000	3.710	04/05/07	31,815,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(a)
5,900,000	3.710	04/05/07	5,900,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
9,310,000	3.710	04/05/07	9,310,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)(a)
2,496,500	3.690	04/05/07	2,496,500

			$744,076,198

Indiana — 1.7%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
7,020,000	3.700	04/05/07	7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
24,560,000	3.700	04/05/07	24,560,000
Anderson Industrial School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank AG SPA) (A-1+)(a)
10,975,000	3.710	04/05/07	10,975,000
Indiana Health & Educational Facilities Financing Authority VRDN RB ROCS RR-II-R 688 (Citibank N.A. SPA) (VMIG1)(a)
15,950,000	3.710	04/05/07	15,950,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Series 2001 A-2 (A-1+/VMIG1)
10,000,000	3.620	06/01/07	10,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Indiana — (continued)
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$5,280,000	3.710%	04/05/07	$5,280,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)(a)
19,800,000	3.720	04/05/07	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+)(a)
12,915,000	3.720	04/05/07	12,915,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B-18 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,105,000	3.690	04/04/07	5,105,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)(a)
4,288,500	3.690	04/05/07	4,288,500
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
18,165,000	3.720	04/05/07	18,165,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
4,240,000	3.690	04/05/07	4,240,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(a)
5,170,000	3.710	04/05/07	5,170,000

			$143,468,500

Iowa — 0.4%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
5,500,000	3.700	04/04/07	5,500,000
Eclipse Funding Trust VRDN RB Des Moines Metropolitain Wastewater Series 2006-0084 (MBIA) (U.S. Bank N.A. LOC) (A-1+)(a)
6,475,000	3.690	04/05/07	6,475,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	3.700	04/04/07	21,795,000

			$33,770,000

Kansas(a) — 0.3%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)
20,235,000	3.700	04/05/07	20,235,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citigroup, Inc.) (VMIG1)
5,675,000	3.710	04/05/07	5,675,000

			$25,910,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Kentucky — 0.5%
ABN AMRO Munitops Certificate Trust VRDN RB for Kentucky Non-AMT Series 2006-38 (AMBAC)(ABN AMRO Bank N.V. SPA) (F1+)(a)
$8,145,000	3.700%	04/05/07	$8,145,000
Kentucky Asset/Liability Commission General Funding TRANS Series 2006 (SP-1+/MIG1)
17,500,000	4.500	06/28/07	17,532,554
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local) (F1+)(a)
5,305,000	3.720	04/05/07	5,305,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,500,000	3.720	04/05/07	2,500,000
Louisville & Jefferson County Metropolitan Sewer District VRDN RB Floaters Series 2006-1517 (FGIC) (Morgan Stanley SPA) (A-1)(a)
5,022,500	3.690	04/05/07	5,022,500

			$38,505,054

Louisiana — 1.0%
Louisiana GO VRDN Merlots Series 2006 C-04 (FSA) (Bank of New York SPA) (A-1+)(a)
5,600,000	3.690	04/04/07	5,600,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (VMIG1)
37,450,000	3.660	04/04/07	37,450,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	3.670	04/04/07	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	3.670	04/04/07	16,600,000

			$79,150,000

Maryland — 0.5%
Maryland Health & Higher Education for John Hopkins CP Series 2007 B (A-1+/P-1)
6,350,000	3.650	07/11/07	6,350,000
16,500,000	3.670	07/12/07	16,500,000
Maryland State VRDN RB ROCS RR-II-R 9036 Series 2006 (Citigroup Financial Products) (VMIG1)(a)
7,795,000	3.710	04/05/07	7,795,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A-1+/P-1)
13,500,000	3.620	04/04/07	13,500,000

			$44,145,000

Massachusetts — 2.8%
Enhanced Return Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1003 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
137,275,000	3.690	04/05/07	137,275,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS RR-II-R 9022 Series 2006 (Citigroup Financial Products) (A-1+)(a)
$12,650,000	3.700%	04/05/07	$12,650,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
12,304,000	3.650	07/12/07	12,304,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
14,815,000	3.680	04/04/07	14,815,000
Massachusetts State GO VRDN Merlots Series 2006-08 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,965,000	3.680	04/04/07	14,965,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)(a)
10,925,000	3.670	04/05/07	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(a)
17,090,000	3.710	04/05/07	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/VMIG1)(b)
9,965,000	3.720	04/02/07	9,965,000

			$229,989,000

Michigan — 4.4%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
7,900,000	3.700	04/05/07	7,900,000
Detroit City School District GO VRDN Merlots Series 2006-27 B (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,490,000	3.690	04/04/07	8,490,000
Detroit City School District GO VRDN P-Floats-PT 3556 Series 2006 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
13,545,000	3.710	04/05/07	13,545,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
10,965,000	3.700	04/05/07	10,965,000
Detroit School District GO Student Aid Anticipation Notes Series 2006 (SP-1+)
21,700,000	4.500	08/21/07	21,760,627
Detroit Sewer Disposal VRDN RB Eagle Series 2006-0127 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
19,600,000	3.720	04/05/07	19,600,000
Detroit Sewer Disposal VRDN RB Floaters Series 2005-1182 (FGIC) (Rabobank Netherlands) (A-1)(a)
6,115,000	3.690	04/05/07	6,115,000
Detroit Sewer Disposal VRDN RB Floaters Series 2006-1568 (FGIC) (Morgan Stanley SPA) (MBIA) (Depfa) (F1+)(a)
6,205,000	3.690	04/05/07	6,205,000
Detroit Sewer Disposal VRDN RB P-Floats-MT-370 Series 2007 (F1+)(a)
7,995,000	3.710	04/05/07	7,995,000
Detroit Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,600,000	3.690	04/04/07	4,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(a)
$5,450,000	3.690%	04/05/07	$5,450,000
Jonesville Community Schools GO VRDN ROCS RR-II-R-7512 Series 2005 (MBIA) (Citigroup Financial Products) (A-1+)(a)
5,790,000	3.710	04/05/07	5,790,000
Kentwood Public Schools GO VRDN Eagle Series 2003-0024 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
9,585,000	3.720	04/05/07	9,585,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)(a)
17,350,000	3.710	04/05/07	17,350,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0142 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
10,500,000	3.720	04/05/07	10,500,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,100,000	3.720	04/05/07	4,100,000
Michigan State Building Authority VRDN RB Merlots Series 2004 B10 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
7,985,000	3.690	04/04/07	7,985,000
Michigan State Building Authority VRDN RB P-Floats-PT 3611 (FGIC) (Depfa Bank PLC SPA) (F1+)(a)
9,125,000	3.700	04/05/07	9,125,000
Michigan State GO Series 2006 A (Depfa Bank PLC LOC) (SP-1+/MIG1)
59,100,000	4.250	09/28/07	59,255,575
Michigan State GO VRDN Floaters Series 2006-1491 (FGIC) (Morgan Stanley SPA) (A-1)(a)
10,810,000	3.690	04/05/07	10,810,000
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(a)
4,980,000	3.690	04/05/07	4,980,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005 E (Bank of Nova Scotia SPA) (A-1+/VMIG1)(b)
36,800,000	3.720	04/02/07	36,800,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(a)
5,000,000	3.690	04/04/07	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+/MIG1)(a)
30,165,000	3.720	04/05/07	30,165,000
University of Michigan VRDN RB Floating Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)(b)
14,520,000	3.790	04/02/07	14,520,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)(b)
14,015,000	3.790	04/02/07	14,015,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)(b)
9,200,000	3.790	04/02/07	9,200,000

			$361,806,202

Minnesota — 1.4%
Minnesota State GO Bonds Series 2006 (AAA/Aa1)
22,785,000	5.000	11/01/07	22,965,790

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Minnesota — (continued)
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
$3,300,000	3.720%	04/05/07	$3,300,000
Minnesota State VRDN RB Putters Series 2006-1421 (JPMorgan Chase & Co.) (A-1+)(a)
14,440,000	3.700	04/05/07	14,440,000
Minnesota State VRDN RB Series 2006-1462 (Morgan Stanley SPA) (F1+)(a)
17,165,000	3.690	04/05/07	17,165,000
Municipal Security Trust Certificates VRDN RB for Minneapolis & St. Paul Series 2007-288 A (AMBAC) (Bear Stearns Capital Markets) (A-1)(a)
16,070,000	3.710	04/05/07	16,070,000
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,500,000	3.710	04/05/07	5,500,000
Rochester Mayo Medical Center CP Series 2000 B (U.S. Bank N.A. SPA) (A-1+)
10,000,000	3.670	06/06/07	10,000,000
University of Minnesota CP (A-1+/P-1)
6,625,000	3.620	04/05/07	6,625,000
University of Minnesota Special Purpose VRDN RB P-Floats-MT-368 Series 2007 (Depfa Bank PLC SPA) (A-1+)(a)
15,000,000	3.710	04/05/07	15,000,000
University of Minnesota VRDN RB ROCS-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(a)
7,165,000	3.710	04/05/07	7,165,000

			$118,230,790

Mississippi — 0.9%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
16,700,000	3.800	04/02/07	16,700,000
Jackson County VRDN PCRB Refunding for Chevron U.S.A. Inc. Project Series 1993 (P-1)(b)
25,800,000	3.780	04/02/07	25,800,000
Mississippi Development Bank Special Obligation VRDN RB Merlots Series 2001-A16 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
7,500,000	3.690	04/04/07	7,500,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
15,585,000	3.690	04/04/07	15,585,000
Reset Option Certificates Trust II-R VRDN RB ROCS-RR-II-R-3046 Series 2006 (FGIC) (Citigroup Financial Products) (VMIG1)(a)
5,625,000	3.710	04/05/07	5,625,000

			$71,210,000

Missouri(a) — 1.0%
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
15,000,000	3.700	04/05/07	15,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri(a) — (continued)
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-90 (ABN AMRO Bank N.V. SPA) (VMIG1)
$9,050,000	3.700%	04/05/07	$9,050,000
Jackson County Special Obligation VRDN RB Floaters Series 2006-1509 (AMBAC) (Morgan Stanley SPA) (A-1)
5,335,000	3.690	04/05/07	5,335,000
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (Morgan Stanley SPA) (A-1)
10,603,000	3.690	04/05/07	10,603,000
Missouri State Board of Public Buildings Special Obligations VRDN RB Putters Series 1501 (JPMorgan Chase & Co.) (VMIG1)
3,000,000	3.700	04/05/07	3,000,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution VRDN RB P-Floats-PT 3427 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
12,000,000	3.720	04/05/07	12,000,000
Missouri State Health & Educational Facilities Authority Health Facilities VRDN RB Putters Series 2006-1393 (JPMorgan Chase & Co.) (A-1+)
5,015,000	3.720	04/05/07	5,015,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)
17,843,500	3.690	04/05/07	17,843,500
Missouri State Highways & Transit Commission State Road VRDN RB Putters Series 2006-1433 (JPMorgan Chase & Co. SPA) (A-1+)
6,895,000	3.700	04/05/07	6,895,000

			$84,741,500

Nebraska(a) — 1.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)
6,645,000	3.720	04/05/07	6,645,000
Douglas County School District GO VRDN ROCS-RR-II-R-4058 No. 1 Series 2003 (Citibank N.A. SPA) (A-1+)
7,295,000	3.710	04/05/07	7,295,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
5,995,000	3.710	04/05/07	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,070,000	3.700	04/05/07	10,070,000
Public Power Generation Agency VRDN RB Eagle Series 2007-0009 A (AMBAC) (Bayerische Landesbank SPA) (A-1)
78,910,000	3.700	04/05/07	78,910,000

			$108,915,000

Nevada — 2.4%
ABN AMRO Munitops Certificate Trust VRDN RB for North Las Vegas Series 2006-47 (MBIA) (ABN AMRO Bank N.V.) (VMIG1)(a)
13,600,000	3.700	04/05/07	13,600,000
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(a)
3,430,000	3.710	04/05/07	3,430,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+/P-1)
$7,000,000	3.630%	09/05/07	$7,000,000
Clark County CP Series 2005 A (Landesbank Hessen-Thueringen LOC) (A-1+/P-1)
5,300,000	3.640	06/13/07	5,300,000
Clark County GO VRDN Eagle Series 2007-0011 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
18,800,000	3.700	04/05/07	18,800,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1)(a)
7,000,000	3.690	04/05/07	7,000,000
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(a)
25,455,000	3.690	04/04/07	25,455,000
Clark County GO VRDN Merlots Series 2006 D-09 (AMBAC) (Wachovia Bank N.A SPA) (A-1+)(a)
11,000,000	3.690	04/04/07	11,000,000
Clark County School District GO VRDN Putters Series 2005-1157 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)(b)
7,890,000	3.700	04/05/07	7,890,000
Clark County School District VRDN RB Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
4,695,000	3.700	04/05/07	4,695,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
1,000,000	3.720	04/05/07	1,000,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Clark County Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(c)
23,970,000	3.600	06/06/07	23,970,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Washoe County Series 2006-0142 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,535,000	3.710	04/05/07	6,535,000
Eclipse Funding Trust VRDN RB for Las Vegas Series 2006-0083 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
8,300,000	3.710	04/05/07	8,300,000
Eclipse Funding Trust VRDN RB for Solar Eclipse Truckee Meadows Water Series 2007-0015 (XCLA) (U.S. Bank N.A. SPA) (A-1+)(a)
28,005,000	3.690	04/05/07	28,005,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank) (A-1+/P-1)
4,000,000	3.650	07/11/07	4,000,000
3,000,000	3.650	07/12/07	3,000,000
Truckee Meadows Water Authority VRDN RB ROCS-RR-II-R-1084 Series 2007 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
16,440,000	3.710	04/05/07	16,440,000
University of Nevada VRDN RB ROCS-RR-II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
5,700,000	3.710	04/05/07	5,700,000

			$201,120,000

New Hampshire(a) — 0.1%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F-1+)
5,360,000	3.720	04/05/07	5,360,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New Jersey(a) — 0.2%
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2006 B-03 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)
$14,565,000	3.680%	04/04/07	$14,565,000

New Mexico(a) — 0.1%
Eclipse Funding Trust VRDN RB for New Mexico Financing Authority Trust Series 2006 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)
9,295,000	3.710	04/05/07	9,295,000

New York(a) — 5.3%
Austin Trust Certificates VRDN RB for Bank of America Series 2007-128 (Bank of America N.A. SPA) (A-1+)(b)
72,635,000	3.700	04/05/07	72,635,000
Austin Trust Certificates VRDN RB for Bank of America Series 2007-132 (Bank of America) (A-1+)(b)
23,845,000	3.700	04/05/07	23,845,000
Hudson Yards Infrastructure Corp. VRDN RB Eagle Series 2007-0030 A (FGIC) (Landesbank Hessen-Thueringen SPA) (A-1)(b)
86,000,000	3.700	04/05/07	86,000,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Putters Series 2007-1747 (MBIA) (PNC Bank N.A.) (A-1)
4,570,000	3.690	04/05/07	4,570,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
6,395,000	3.680	04/04/07	6,395,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Floaters Series 2006-1501 (Morgan Stanley SPA) (A-1)
25,020,000	3.680	04/05/07	25,020,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Series 1352 (Morgan Stanley SPA) (VMIG1)
4,383,000	3.680	04/05/07	4,383,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floaters Series 2006-1249 (Morgan Stanley SPA) (VMIG1)
6,000,000	3.680	04/05/07	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Merlots Series 2000 DDD (Wachovia Bank N.A. SPA) (VMIG1)
16,800,000	3.680	04/04/07	16,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB P-Floats-PA 1307 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)
10,600,000	3.680	04/05/07	10,600,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0024 A ( Bayerische Landesbank SPA) (A-1)
19,700,000	3.690	04/05/07	19,700,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)
12,325,000	3.680	04/04/07	12,325,000
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)
30,625,000	3.690	04/05/07	30,625,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)
15,000,000	3.710	04/05/07	15,000,000
New York State Dormitory Authority VRDN RB Series 2006-1417 (Morgan Stanley SPA) (A-1)
15,200,000	3.680	04/05/07	15,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York(a) — (continued)
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)
$19,645,000	3.680%	04/05/07	$19,645,000
New York State Urban Development Corp. VRDN RB Floaters Series 2007-1664 (Morgan Stanley SPA) (A-1)
58,725,000	3.680	04/05/07	58,725,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley SPA) (F1+)
3,600,000	3.680	04/05/07	3,600,000

			$431,068,000

North Carolina — 2.4%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,855,000	3.680	04/05/07	5,855,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1)(a)
6,855,000	3.690	04/05/07	6,855,000
North Carolina Capital Facilities Finance Agency GO VRDN Floaters Series 1512 (Morgan Stanley SPA) (VMIG1)(a)
7,420,000	3.690	04/05/07	7,420,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1+)(a)
14,365,000	3.720	04/05/07	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	3.700	04/05/07	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	3.700	04/05/07	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(a)
8,600,000	3.720	04/05/07	8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB ROCS-RR-II-R-9048 (Citibank N.A. SPA) (VMIG1)(a)
9,830,000	3.710	04/05/07	9,830,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	3.720	04/05/07	15,600,000
North Carolina State GO VRDN ROCS RR-II-R 496 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
11,430,000	3.710	04/05/07	11,430,000
North Carolina State VRDN RB Putters Series 2006-1400 (JPMorgan Chase & Co.) (A-1+)(a)
4,440,000	3.720	04/05/07	4,440,000
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	3.710	04/05/07	6,525,000
University of North Carolina CP Series 2007 A (A-1+/P-1)
14,000,000	3.650	06/11/07	14,000,000
18,000,000	3.640	07/12/07	18,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$8,500,000	3.800%	04/02/07	$8,500,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	3.710	04/05/07	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	3.720	04/05/07	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1287 (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.690	04/05/07	3,000,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(a)
10,411,500	3.690	04/05/07	10,411,500

			$198,976,500

Ohio — 0.1%
Ohio State GO Higher Education Capital Facilities Series 2000 A (AA+/Aa1)
4,710,000	5.125	02/01/08	4,766,978
Ohio State GO VRDN Putters Series 200-1394 (JPMorgan Chase & Co.) (A-1+)(a)
2,570,000	3.720	04/05/07	2,570,000

			$7,336,978

Oregon — 0.6%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
46,700,000	3.680	04/04/07	46,700,000

Pennsylvania — 1.2%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
8,000,000	3.700	04/05/07	8,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2006-1382 (JPMorgan Chase & Co.) (A-1+)(a)
3,550,000	3.700	04/05/07	3,550,000
Delaware Valley Regioinal Financial Authority Local Government VRDN RB Series 1985-A (Bayerische Landesbank LOC) (A-1/VMIG1)
4,200,000	3.680	04/04/07	4,200,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (Bayerische Landesbank LOC) (A-1/VMIG1)
5,300,000	3.680	04/04/07	5,300,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (Bayerische Landesbank LOC) (A-1/VMIG1)
16,800,000	3.680	04/04/07	16,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (Bayerische Landesbank LOC) (A-1/VMIG1)
9,400,000	3.680	04/04/07	9,400,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Pennsylvania — (continued)
Delaware Valley Regional Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
$12,965,000	3.710%	04/05/07	$12,965,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (BNP Paribas SPA) (A-1+)(a)
8,500,000	3.700	04/05/07	8,500,000
Pennsylvania State GO VRDN Floaters Series 2007-1624 (Morgan Stanley SPA) (A-1)(a)
12,055,000	3.690	04/05/07	12,055,000
Pennsylvania Turnpike Commission VRDN RB Series 2006 (AMBAC) (Bayerische Landesbank SPA) (F1+)(a)
3,795,000	3.700	04/05/07	3,795,000
Philadelphia GO TRANS Series 2006 (SP-1+/MIG1)
14,000,000	4.500	06/29/07	14,024,051

			$98,589,051

Rhode Island(a) — 0.1%
Narragansett Bay Commission VRDN RB Trust Reciepts Series 2005-K7-Reg D (MBIA) (Lehman Brothers) (VMIG1)
5,290,000	3.700	04/04/07	5,290,000
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)
5,120,000	3.720	04/05/07	5,120,000

			$10,410,000

South Carolina — 1.6%
Eclipse Funding Trust VRDN RB for South Carolina Solar Eclipse Series 2007-0009 (XLCA) (U.S. Bank N.A. SPA) (VMIG1)(a)
25,065,000	3.710	04/05/07	25,065,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	3.710	04/05/07	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.720	04/05/07	10,000,000
South Carolina State Public Service Authority VRDN RB Stars Series 2006-158 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
49,425,000	3.710	04/05/07	49,425,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas & Dexia Credit Local LOC) (A-1+/P-1)
5,500,000	3.650	06/06/07	5,500,000
South Carolina Transportation Infrastructure Bank VRDN RB Floaters Series 2006-1359 (AMBAC) (Morgan Stanley SPA) (VMIG1)(a)
25,765,000	3.690	04/05/07	25,765,000
South Carolina Transportation Infrastructure Bank VRDN RB Series 2006 (AMBAC) (Morgan Stanley SPA) (F1+)(a)
6,380,000	3.690	04/05/07	6,380,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
South Carolina — (continued)
University of South Carolina VRDN RB P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (P-1+)(a)
$5,690,000	3.720%	04/05/07	$5,690,000

			$132,825,000

Tennessee — 2.1%
Blount County Public Building Authority VRDN RB Series 2007-003 (XLCA) (BNP Paribas SPA) (VMIG1)(a)
11,560,000	3.710	04/05/07	11,560,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,600,000	3.690	04/05/07	5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
16,000,000	3.670	05/04/07	16,000,000
11,100,000	3.670	07/09/07	11,100,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+)(a)
5,750,000	3.710	04/05/07	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(a)
11,140,000	3.690	04/05/07	11,140,000
Metropolitan Government Nashville & Davidson County GO Series 2005A (AA/Aa2)
5,035,000	5.000	01/01/08	5,086,234
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
16,465,000	3.650	04/05/07	16,465,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
33,410,000	3.650	04/05/07	33,410,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
9,000,000	3.700	04/04/07	9,000,000
Metropolitan Government of Nashville County CP Series 2005
18,500,000	3.700	05/07/07	18,500,000
Municipal Security Trust VRDN RB Series 2006-7038 Shelby County Health (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.690	04/05/07	5,000,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (FGIC) (Bayerische Landesbank SPA) (A-1)(a)
17,000,000	3.710	04/05/07	17,000,000
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/P-1)
9,895,000	3.620	04/10/07	9,895,000

			$175,506,234

Texas — 18.8%
ABN AMRO Munitops Certificate Trust GO VRDN for Texas Non-AMT Trust Certificates Series 2006-23 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	3.700	04/05/07	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
ABN AMRO Munitops Certificate Trust GO VRDN for Texas Non-AMT Trust Certificates Series 2006-54 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$9,940,000	3.700%	04/05/07	$9,940,000
ABN AMRO Munitops Certificate Trust GO VRDN for Texas Non-AMT Trust Certificates Series 2007-01 (PSF-GTD) (ABN AMRO Bank N.V.) (F1+)(a)
5,000,000	3.700	04/05/07	5,000,000
ABN AMRO Munitops Certificate Trust GO VRDN Multist Non-AMT Trust Certificates Series 2002-13 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
9,940,000	3.690	04/05/07	9,940,000
ABN AMRO Munitops Certificates GO VRDN for Texas Non-AMT Trust Certificates Series 2006-62 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.700	04/05/07	5,000,000
ABN AMRO Munitops Certificates Trust GO VRDN for Texas Non-AMT Trust Certificates Series 2007-56 (PSF-GTD) (ABN AMRO Bank N.V.) (F1+)(a)
4,000,000	3.700	04/05/07	4,000,000
ABN AMRO Munitops Certificates Trust VRDN GO for Texas Non-AMT Trust Certificates Series 2006-8 (PSF-GTD) (ABN AMRO Bank N.V.) (VMIG1)(a)
29,115,000	3.700	04/05/07	29,115,000
ABN AMRO Munitops Certificates Trust VRDN GO Non-AMT Series 2006-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
17,120,000	3.700	04/05/07	17,120,000
Alamo Heights Independant School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
13,160,000	3.700	04/05/07	13,160,000
Brownsville Texas Independent School District GO VRDN Putters Series 2006-1059-B (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
6,735,000	3.700	04/05/07	6,735,000
City of Austin TX Water & Wastewater VRDN RB Merlots Series 2001-A63 (FSA) (Bank of New York SPA) (A-1)(a)
6,415,000	3.690	04/04/07	6,415,000
City of Dallas Water Utilities CP Series 2006 B (Bank of America SPA) (A-1+/P-1)
7,142,000	3.550	04/05/07	7,142,000
City of Dallas Waterworks CP Series 2006 (Bank of America SPA) (A-1+/P-1)
3,000,000	3.550	04/05/07	3,000,000
City of Garland GO CP Series 2002 (Depfa Bank PLC SPA) (A-1+)
15,500,000	3.650	07/10/07	15,500,000
City of Houston Apartment Systems VRDN RB Eagle Series 2006-0123 (FSA) (Citibank N.A. SPA) (A-1+)(a)
13,200,000	3.720	04/05/07	13,200,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
6,000,000	3.670	05/24/07	6,000,000
4,500,000	3.650	07/11/07	4,500,000
22,500,000	3.670	07/11/07	22,500,000
4,000,000	3.650	08/08/07	4,000,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
11,200,000	3.700	06/13/07	11,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
City of Houston GO VRDN P-Floats-PT 969 Series 2004 (MBIA) (Depfa Bank PLC SPA) (F1+)(a)
$12,700,000	3.710%	04/05/07	$12,700,000
City of Houston GO VRDN Putters Series 2005-1222 (AMBAC) (JPMorgan Chase & Co. SPA) (F1+)(a)
5,335,000	3.720	04/05/07	5,335,000
City of Houston TX, (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
5,435,000	3.710	04/05/07	5,435,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
4,770,000	3.710	04/05/07	4,770,000
Cypress-Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,755,000	3.720	04/05/07	9,755,000
Cypress-Fairbanks Independent School District GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
8,660,000	3.720	04/05/07	8,660,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
26,000,000	3.800	04/03/07	26,000,000
9,500,000	3.730	11/29/07	9,500,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, State Street Bank and Westdeutsche Landesbank AG SPA, Landesbank Wurttemberg) (A-1+/P-1)
17,500,000	3.680	04/03/07	17,500,000
28,400,000	3.550	04/05/07	28,400,000
Dallas Area Rapid Transit VRDN RB Eagle Series 2007-0020 Class A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
9,900,000	3.700	04/05/07	9,900,000
Dallas Area Rapid Transit VRDN RB ROCS-RR-II-R-7049 Series 2007 (AMBAC) (Citigroup Financial Products) (VMIG1)(a)
13,180,000	3.710	04/05/07	13,180,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,840,000	3.720	04/05/07	8,840,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,145,000	3.720	04/05/07	8,145,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citigroup, Inc.) (VMIG1)(a)
6,110,000	3.710	04/05/07	6,110,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,565,000	3.720	04/05/07	5,565,000
Dallas VRDN RB ROCS RR-II-R 7047 Series 2006 (Citigroup Financial Products SPA) (A-1+)(a)
10,360,000	3.710	04/05/07	10,360,000
Dallas Waterworks & Sewer Systems VRDN RB Putters Series 2006-1434 (JPMorgan Chase & Co.) (A-1+)(a)
6,595,000	3.700	04/05/07	6,595,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Deutsche Bank VRDN Spears/Lifers Trust Series 2007 DB-223 (A-1+) (Deutsche Bank SPA)(a)
$10,280,000	3.720%	04/05/07	$10,280,000
Eclipse Funding Trust GO VRDN Alamo Community College District (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
10,425,000	3.690	04/05/07	10,425,000
Eclipse Funding Trust VRDN RB for El Paso Series 2006-0071 (MBIA) (U.S Bank N.A. SPA) (A-1+)(a)
3,990,000	3.690	04/05/07	3,990,000
Eclipse Funding Trust VRDN RB for Harris Country Series 2006-0040 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
9,965,000	3.690	04/05/07	9,965,000
Eclipse Funding Trust VRDN RB for Texas State Series 2006-0057 (MBIA) (US Bank N.A. SPA) (A-1+)(a)
5,230,000	3.690	04/05/07	5,230,000
Ector County Independent School District GO VRDN Putters-Series 1708 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
5,110,000	3.700	04/05/07	5,110,000
Ector County Independent School District GO VRDN ROCS RR-II-R-1085 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
4,365,000	3.710	04/05/07	4,365,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,340,000	3.710	04/05/07	8,340,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
5,565,000	3.710	04/05/07	5,565,000
Harris County Flood Control District GO VRDN Putters-Series 1636 (JPMorgan Chase & Co.) (A-1+)(a)
9,570,000	3.700	04/05/07	9,570,000
Harris County GO Metropolitan Transit Authority (A-1+) (F1+) (Depfa Bank PLC LOC)
10,200,000	3.670	09/10/07	10,200,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.720	04/05/07	10,000,000
Harris County GO VRDN Floaters Series 2007-1579 (Morgan Stanley SPA) (A-1)(a)
4,540,000	3.690	04/05/07	4,540,000
Harris County Health Facilities Development Corp. VRDN RB Series 2000-357 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
5,392,500	3.690	04/05/07	5,392,500
Harris County Health Facilities Development VRDN RB for The Methodist Health System Series 2006 A (A-1+)(b)
50,000,000	3.770	04/02/07	50,000,000
Harris County Metropolitan Transit Authority CP Series 2006 (Depfa Bank PLC LOC)
5,000,000	3.650	10/04/07	5,000,000
Harris County Municipal Securities Trust Certificates GO VRDN Series 2006-280 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
4,995,000	3.700	04/05/07	4,995,000
Harris County VRDN RB Putters Series 2005-1172-Z (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,675,000	3.700	04/05/07	11,675,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (Citigroup Global Markets SPA) (VMIG1)(a)
10,140,000	3.710	04/05/07	10,140,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston GO VRDN ROCS II-R-4062 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
$5,260,000	3.710%	04/05/07	$5,260,000
Houston Independent School District GO VRDN Floater-Series 2005-1231(PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
5,040,000	3.690	04/05/07	5,040,000
Houston Independent School District GO VRDN Putters Series 2006-1078-B (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
5,745,000	3.700	04/05/07	5,745,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,845,000	3.710	04/05/07	7,845,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
3,970,000	3.710	04/05/07	3,970,000
Houston Independent School District VRDN RB Putters Series 2005-1060 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
5,325,000	3.700	04/05/07	5,325,000
Houston Texas Utilities Systems Revenue (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Worttemberg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
10,600,000	3.700	07/12/07	10,600,000
Houston Texas Utilities Systems Revenue Putters Ser 1746 (MBIA) (PNC Bank N.A.) (A-1)(a)
8,665,000	3.700	04/05/07	8,665,000
Houston Utilities Systems Revenue CP Series 2007 F (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
20,000,000	3.670	07/10/07	20,000,000
Houston Utilities Systems Revenue CP Series 2007 F (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
21,000,000	3.680	07/10/07	21,000,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
24,300,000	3.690	04/04/07	24,300,000
Houston Utilities Systems Revenuew CP (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
2,500,000	3.700	07/10/07	2,500,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
22,800,000	3.650	06/26/07	22,800,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
6,000,000	3.650	06/07/07	6,000,000
Irving Independent School District GO VRDN P-Floats-Series-PT-3529 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,195,000	3.720	04/05/07	5,195,000
Keller Independent School District GO VRDN ROCS- RR-II-R-7048 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
4,700,000	3.710	04/05/07	4,700,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,300,000	3.720	04/05/07	6,300,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Lake Travis Independent School District GO VRDN Putters Series 2006-1516 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+/VMIG1)(a)
$7,875,000	3.700%	04/05/07	$7,875,000
Lehman Municipal Trust Receipts GO VRDN for Coppel Independent School District Floaters Series 2007-K12 Reg D (PSF-GTD) (Lehman Brothers SPA) (A-1)(a)
8,775,000	3.700	04/04/07	8,775,000
Lehman Municipal Trust Receipts GO VRDN for Klein Independent School District Floater Series 2007-K1 D (PSF-GTD) (Lehman Brothers SPA) (VMIG1)(a)
6,210,000	3.700	04/04/07	6,210,000
Lehman Municipal Trust Receipts VRDN RB for North Texas Floaters Series 2006-P97 D (AMBAC) (Lehman Brothers SPA) (VMIG1)(a)
5,300,000	3.700	04/04/07	5,300,000
Lewisville Independent School District GO VRDN Putters Series 2006-1441 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(a)
8,370,000	3.720	04/05/07	8,370,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,565,000	3.690	04/04/07	14,565,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,165,000	3.720	04/05/07	5,165,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,590,000	3.710	04/05/07	5,590,000
Municipal Securities Trust Certificates for North East Independent School District GO VRDN Series 2007-305 A (VMIG1)(a) (PSF-GTD) (Bear Stearns)
4,685,000	3.700	04/05/07	4,685,000
Municipal Securities Trust Certificates GO VRDN Series 2007-302 A (Bear Stearns Capital Markets) (VMIG1)(a)
7,000,000	3.700	04/05/07	7,000,000
Municipal Securities Trust Certificates GO VRDN Series 2007-312 A (Bear Stearns Capital Markets SPA) (VMIG1)(a)
6,000,000	3.700	04/05/07	6,000,000
Municipal Securities Trust COPS VRDN for Palm Beach County Series 2007-5035 (VMIG1)(a) (AMBAC) (Branch Banking)
4,000,000	3.700	04/05/07	4,000,000
North Texas Tollway Authority CP Series A (Bank of America LOC) (A-1+/P-1)
8,500,000	3.650	08/07/07	8,500,000
Northside Independent School District GO VRDN ROCS-RR-II-R-6071 (VMIG1)(a)(PSF-GTD) (Citigroup Financial Products)
4,385,000	3.710	04/05/07	4,385,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	3.690	04/05/07	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,385,000	3.720	04/05/07	6,385,000
Pflugerville Independent School District GO VRDN P-Floats-PT-2763 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,700,000	3.730	04/05/07	5,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
$7,900,000	3.690%	04/05/07	$7,900,000
Plano Independent School District VRDN RB Putters Series 2005-1428 (JPMorgan Chase & Co.) (A-1+)(a) (PSF-GTD)
6,740,000	3.710	04/05/07	6,740,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-391 Series 2007 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
21,000,000	3.710	04/05/07	21,000,000
Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	3.710	04/05/07	8,900,000
RBC Municipal Products, Inc. Trust GO VRDN for Mansfield Floater Certificates Series 2007 I-26 (VMIG1)(a) (PSF-GTD) (Royal Bank of Canada)
13,465,000	3.690	04/05/07	13,465,000
RBC Municipal Products, Inc. Trust VRDN RB Floater Certificates for Austin Water & Wastewater Series 2006 I-4 (MBIA) (Royal Bank of Canada) (VMIG1)(a)
5,990,000	3.690	04/05/07	5,990,000
Rice University CP (A-1+/P-1)
8,000,000	3.670	07/12/07	8,000,000
Richardson Independent School District GO VRDN Putters Series 2006-1504 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
7,300,000	3.700	04/05/07	7,300,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
22,500,000	3.650	06/11/07	22,500,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(a)
24,200,000	3.710	04/05/07	24,200,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
9,140,000	3.690	04/04/07	9,140,000
San Antonio Electric & Gas VRDN RB Putters Series 2005-1121 (JPMorgan Chase & Co.) (A-1+)(a)
9,185,000	3.700	04/05/07	9,185,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,005,000	3.720	04/05/07	11,005,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,955,000	3.720	04/05/07	10,955,000
San Antonio GO VRDN Putters Series 2006-1611 (JPMorgan Chase & Co.) (A-1+)(a)
6,100,000	3.720	04/05/07	6,100,000
San Antonio Independent School District GO VRDN Putters Series 2007-1726 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(a)
4,415,000	3.700	04/05/07	4,415,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	3.690	04/04/07	17,420,000
San Antonio Water Revenue VRDN RB Municipal Securities Trust Receipts SGB 66 (FGIC) (Societe Generale SPA) (A-1+)(a)
7,200,000	3.700	04/05/07	7,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
San Antonio Water Revenue VRDN RB Putters Series 2007-1698 (FGIC) (JPMorgan Chase & Co.) (VMIG1)(a)
$6,200,000	3.700%	04/05/07	$6,200,000
San Antonio Water Revenue VRDN RB Stars Series 2007-009 (A-1+/VMIG1)(a) (FGJC) (BNP Paribas)
5,120,000	3.700	04/05/07	5,120,000
Texas A & M University CP Series B (A-1-/P-1)
29,400,000	3.650	07/11/07	29,400,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
9,100,000	3.720	04/05/07	9,100,000
Texas A & M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,420,000	3.720	04/05/07	5,420,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A.) (A-1+)(a)
10,000,000	3.720	04/05/07	10,000,000
Texas State GO VRDN Floaters Series 1674 (Morgan Stanley SPA) (VMIG1)(a)
43,895,000	3.690	04/05/07	43,895,000
Texas State GO VRDN for Mobility Fund Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
190,000	3.640	04/04/07	190,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,405,000	3.720	04/05/07	8,405,000
Texas State GO VRDN Putters Series 2006-1215 (JPMorgan Chase & Co. SPA) (F1+)(a)
4,455,000	3.720	04/05/07	4,455,000
Texas State GO VRDN Putters Series 2006-1361 (JPMorgan Chase & Co.) (A-1+)(a)
8,595,000	3.700	04/05/07	8,595,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,960,000	3.710	04/05/07	9,960,000
Texas State GO VRDN Series 2006-114 (Bank of America N.A. SPA) (VMIG1)(a)
10,950,000	3.690	04/05/07	10,950,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
4,000,000	3.650	07/11/07	4,000,000
7,700,000	3.670	07/11/07	7,700,000
Texas State TRANS Series 2006 (SP-1+/MIG1)
103,080,000	4.500	08/31/07	103,401,632
Texas State Transportation Commision Trust Certificates VRDN RB Series 2006-7026 (Bear Sterns Capital Markets SPA) (VMIG1)(a)
5,000,000	3.690	04/05/07	5,000,000
Texas State Transportation Commission VRDN RB Eagle Series 2006-0085 Class A (Citibank N.A. SPA) (A-1+)(a)
10,700,000	3.720	04/05/07	10,700,000
Texas State Transportation Commission VRDN RB P-Floats-PT 3761 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,865,000	3.720	04/05/07	8,865,000
Texas State Transportation Commission VRDN RB Putters Series 1297 (JPMorgan Chase & Co.) (A-1+)(a)
19,965,000	3.700	04/05/07	19,965,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1329 (JPMorgan Chase & Co.) (A-1+)(a)
5,470,000	3.700	04/05/07	5,470,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co.) (A-1+)(a)
$9,495,000	3.720%	04/05/07	$9,495,000
Texas Water Development Board VRDN RB P-Floats-PT 2183 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,600,000	3.720	04/05/07	11,600,000
University of Texas (A-1+/P-1)
31,500,000	3.650	05/31/07	31,500,000
University of Texas CP Series 2005 (A-1+/P-1)
8,000,000	3.600	04/02/07	8,000,000
10,044,000	3.640	06/13/07	10,044,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2423 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,405,000	3.700	04/05/07	10,405,000
University of Texas Permanent University Fund VRDN RB Putters Series 2007-1668 (JPMorgan Chase & Co.) (A-1+)(a)
12,295,000	3.700	04/05/07	12,295,000
University of Texas Permanent University Fund VRDN RB Putters Series 2007-1676 (JPMorgan Chase & Co.) (A-1+)(a)
8,260,000	3.700	04/05/07	8,260,000
University of Texas VRDN RB Eagle Series 2006-0108 (Citibank N.A. SPA) (A-1+)(a)
18,810,000	3.720	04/05/07	18,810,000
University of Texas VRDN RB P-Floats-MT-354 Series 2007 (Lloyds TSB Bank PLC) (F1+)(a)
12,155,000	3.710	04/05/07	12,155,000
University of Texas VRDN RB Putter Series 2006-1328 (JPMorgan Chase & Co.) (A-1+)(a)
4,990,000	3.700	04/05/07	4,990,000
University of Texas VRDN RB Putters Series 2007-1603 (JPMorgan Chase & Co.) (VMIG1)(a)
20,055,000	3.700	04/05/07	20,055,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG) (A-1+)(a)
9,985,000	3.710	04/05/07	9,985,000

			$1,543,567,632

Utah — 2.0%
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
21,400,000	3.660	04/04/07	21,400,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)(b)
20,400,000	3.720	04/02/07	20,400,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
7,925,000	3.720	04/05/07	7,925,000
State of Utah GO Series 2002 A (Aaa/AAA)
5,825,000	5.000	07/01/07	5,843,500
State of Utah GO Series 2003 A (Aaa/AAA)
5,000,000	5.000	07/01/07	5,015,880
State of Utah GO VRDN Putters Series 2006-1370 (JPMorgan Chase & Co.) (A-1+)(a)
5,600,000	3.700	04/05/07	5,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Utah — (continued)
Utah State Board of Regents VRDN RB ROCS-RR-II-R-770 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
$11,290,000	3.710%	04/05/07	$11,290,000
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
14,715,000	3.710	04/05/07	14,715,000
Utah Transit Authority VRDN RB Sales Tax Merlots Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
24,390,000	3.690	04/04/07	24,390,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
8,400,000	3.700	04/04/07	8,400,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)(b)
36,680,000	3.720	04/02/07	36,680,000

			$161,659,380

Virginia — 0.4%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (University of Virginia) Series 2005-48 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
6,500,000	3.690	04/05/07	6,500,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	3.720	04/05/07	12,200,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	3.660	04/04/07	12,000,000

			$30,700,000

Washington — 5.4%
ABN AMRO Munitops Certificate Trust VRDN RB for Washington Non-AMT Trust Certificates Series 2006-84 (XLCA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.700	04/05/07	5,000,000
ABN AMRO Munitops Certificates Trust VRDN RB for Washington Non-AMT Series 2006-52, (FGIC) (ABN AMRO Bank N.V.SPA) (F1+)(a)
11,810,000	3.700	04/05/07	11,810,000
Eclipse Funding Trust GO VRDN for Washington Solar Eclipse Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(a)
25,835,000	3.710	04/05/07	25,835,000
Eclipse Funding Trust VRDN RB for King County Series 2006 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
15,325,000	3.710	04/05/07	15,325,000
Eclipse Funding Trust VRDN RB for Seattle Water Systems Series 2006-2 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(a)
6,700,000	3.710	04/05/07	6,700,000
Eclipse Funding Trust VRDN RB for Washington Solar Eclipse Series 2006-0063 (MBIA) (U.S. Bank N.A.) (A-1+)(a)
6,465,000	3.710	04/05/07	6,465,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Energy Northwest Electric Revenue VRDN RB Eagle Series 2006-0065 Class A (Bayerische Landesbank SPA) (A-1+)(a)
$10,000,000	3.710%	04/05/07	$10,000,000
Energy Northwest Electric VRDN RB for Washington Spears Series 2004 DB-100 (MBIA) (Deutsche Bank) (A-1+)(a)
5,430,000	3.710	04/05/07	5,430,000
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
14,645,000	3.710	04/05/07	14,645,000
Grant County Public Utility District No. 2 VRDN RB for Priest Rapids Hydro Electric ROCS-RR-II-R-4088 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
12,210,000	3.710	04/05/07	12,210,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
8,810,000	3.720	04/05/07	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,140,000	3.720	04/05/07	5,140,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
9,480,000	3.720	04/05/07	9,480,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
6,630,000	3.690	04/05/07	6,630,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,525,000	3.690	04/04/07	9,525,000
King County Sewer VRDN RB Putters Series 2007-1748 (FSA) (PNC Bank N.A.) (A-1)(a)
6,405,000	3.700	04/05/07	6,405,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (A-1+/P-1)
9,300,000	3.620	04/04/07	9,300,000
Lehman Municipal Trust Receipts VRDN RB for Portland Seattle Floaters Series 2006-P93 D (FGIC) (Lehman Brothers SPA) (VMIG1)(a)
15,590,000	3.700	04/04/07	15,590,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
28,195,000	3.690	04/05/07	28,195,000
Port Seattle VRDN RB Series 2005 DB-168 (MBIA) (Deutsche Bank A.G.) (F1+)(a)
3,980,000	3.710	04/05/07	3,980,000
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
12,530,000	3.720	04/05/07	12,530,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
6,775,000	3.710	04/05/07	6,775,000
Snohomish County Public Utility District No. 001 VRDN RB ROCS-RR-II-R-6055 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
7,405,000	3.710	04/05/07	7,405,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$13,850,000	3.690%	04/04/07	$13,850,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA)(a)
12,000,000	3.720	04/05/07	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(a)
10,210,000	3.720	04/05/07	10,210,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA)(a)
8,915,000	3.720	04/05/07	8,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA)(a)
17,025,000	3.720	04/05/07	17,025,000
Washington State GO VRDN Eagle Series 2007-0006 Class A (FGIC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
22,825,000	3.700	04/05/07	22,825,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
10,060,000	3.720	04/05/07	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
9,969,500	3.690	04/05/07	9,969,500
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,175,000	3.690	04/04/07	18,175,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,730,000	3.690	04/04/07	8,730,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
9,760,000	3.720	04/05/07	9,760,000
Washington State GO VRDN Putters Series 2006-1379 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(a)
27,700,000	3.700	04/05/07	27,700,000
Washington State GO VRDN Putters Series 2006-1399 (AMBAC) (JPMorgan Chase & Co.) (A-1+)(a)
2,560,000	3.700	04/05/07	2,560,000
Washington State GO VRDN ROCS-RR-II-R-839 (AMBAC) (Citigroup Financial Products) (VMIG1)(a)
6,560,000	3.710	04/05/07	6,560,000
Washington State GO VRDN ROCS-RR-II-R-9081 (FSA) (Citigroup Financial Products) (VMIG1)(a)
6,000,000	3.710	04/05/07	6,000,000
Washington State Higher Educational Facilities Authority VRDN RB for University Puget Sound Project Series 2006 B (Bank of America N.A. LOC) (VMIG1)
6,000,000	3.670	04/05/07	6,000,000
Washington State University VRDN RB Floaters Series 2006-1405 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
10,585,000	3.690	04/05/07	10,585,000

			$444,109,500

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Wisconsin — 1.8%
Eclipse Funding Trust VRDN RB for Wisconsin Solar Eclipse Series 2007-0004 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
$19,320,000	3.700%	04/05/07	$19,320,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
16,545,000	3.700	04/05/07	16,545,000
Wisconsin State CP Series 2006 A (State Street Bank SPA and Cal Teachers Retirement System) (A-1+/P-1)
26,000,000	3.630	04/04/07	26,000,000
1,850,000	3.700	04/04/07	1,850,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
80,340,000	3.720	04/05/07	80,340,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
7,615,000	3.720	04/05/07	7,615,000

			$151,670,000

Wyoming(b) — 0.3%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
21,425,000	3.780	04/02/07	21,425,000

Other Territories(a) — 17.1%
JP Morgan Chase & Co GO VRDN Putters-Series 1683P (PSF-GTD/MBIA/FSA/FGIC/AMBAC) (JPMorgan Chase & Co.) (F1+)
67,500,000	3.850	04/05/07	67,500,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (PSF-GTD/AMBAC/FGIC/FSA/MBIA) (JPMorgan Chase & Co.) (F1+)
94,095,000	3.850	04/05/07	94,095,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD/FGIC/FSA/XCLA) (JPMorgan Chase & Co.) (F1+)
45,185,000	3.850	04/05/07	45,185,000
JPMorgan Chase & Co. VRDN RB Putters-Series 1751P (PSF-GTD/MBIA/FGIC/FSA/AMBAC) (JPMorgan Chase & Co.) (F1+)
45,325,000	3.870	04/05/07	45,325,000
JPMorgan Chase & Co. VRDN RB Putters-Series 2006-1633P (PSF-GTD/AMBAC/FGIC/FSA/XLCA) (JPMorgan Chase & Co.) (F1+)
136,205,000	3.850	04/05/07	136,205,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA, MBIA, XLCA) (Merrill Lynch Capital Services SPA) (F1+)
274,710,000	3.850	04/05/07	274,710,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
307,970,000	3.850	04/05/07	307,970,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (FGIC, AMBAC, PSF-GTD, FSA, MBIA) (Merrill Lynch Capital Services SPA) (F1+)
435,500,000	3.850	04/05/07	435,500,000

			$1,406,490,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Total Investments — 102.5%	$8,415,076,093

Liabilities in Excess of Other Assets — (2.5)%	$(208,771,611)

Net Assets — 100.0%	$8,206,304,482

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2007, these securities amounted to $6,303,271,000 or approximately 76.8% of net assets.

(b) All or portion represents a forward commitment.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2007, these securities amounted to $56,275,000 or approximately 0.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s / Moody’s Investor Service / Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TFA	— Transportation Finance Authority
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

FINANCIAL SQUARE FUNDS

Schedule of Investments

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income including amortization of premiums or accretion of discount until the settlement date of the securities. Losses may arise due to changes in the market value or from the inability of counterparties to meet the terms of the transaction.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations Fund	$228,700,000

Financial Square Money Market Fund	118,700,000

Financial Square Treasury Obligations Fund	5,147,800,000

Financial Square Government Fund	74,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counter Party	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	5.13%	04/02/07	$500,213,750

Barclays Capital PLC	580,000,000	5.12	04/02/07	580,247,467

Barclays Capital PLC	500,000,000	5.16	04/02/07	500,215,000

Bear Stearns	750,000,000	5.15	04/02/07	750,321,875

Deutsche Bank Securities, Inc.	346,600,000	5.13	04/02/07	346,148,172

Deutsche Bank Securities, Inc.	500,000,000	5.15	04/02/07	500,214,583

JPMorgan Securities, Inc.	1,500,000,000	5.16	04/02/07	1,500,645,000

Merrill Lynch	750,000,000	5.15	04/02/07	750,321,875

Morgan Stanley & Co.	493,000,000	5.15	04/02/07	493,211,579

TOTAL	$5,919,600,000			$5,921,539,301

FINANCIAL SQUARE FUNDS

Schedule of Investments

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At March 31, 2007, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.000%, due 04/12/07 to 09/06/07; U.S. Treasury Bonds 7.500% to 13.250%, due 08/15/13 to 01/15/16; U.S. Treasury Bonds Callable, 0.000%, due 11/15/14; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/07 to 02/15/37; U.S. Treasury Notes, 2.750% to 6.500%, due 05/15/07 to 02/15/17 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 11.250%, due 05/15/07 to 02/15/37. The aggregate market value of the collateral, including accrued interest, was $6,499,420,752.

At March 31, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations Fund	$4,078,500,000

Financial Square Money Market Fund	900,000,000

Financial Square Government Fund	3,725,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,000,000,000	5.42%	04/02/07	$2,000,903,333

Barclays Capital PLC	850,000,000	5.39	04/02/07	850,381,792

Barclays Capital PLC	700,000,000	5.43	04/02/07	700,316,750

Barclays Capital PLC	160,000,000	5.45	04/02/07	160,072,667

Bear Stearns	500,000,000	5.40	04/02/07	500,225,000

Citigroup Global Markets, Inc.	1,500,000,000	5.40	04/02/07	1,500,675,000

Deutsche Bank Securities, Inc.	2,000,000,000	5.40	04/02/07	2,000,900,000

Deutsche Bank Securities, Inc.	900,000,000	5.42	04/02/07	900,406,500

Greenwich Capital Markets	550,000,000	5.40	04/02/07	550,247,500

Merrill Lynch	500,000,000	5.39	04/02/07	500,224,583

UBS Securities LLC	900,000,000	5.38	04/02/07	900,403,500

Wachovia Capital Markets	250,000,000	5.40	04/02/07	250,112,500

TOTAL	$10,810,000,000			$10,814,869,125

At March 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.100% to 5.250%, due 12/27/07 to 10/14/11; Federal Home Loan Mortgage Association, 3.500% to 8.500%, due 04/01/08 to 02/01/47; Federal National Mortgage Association, 0.000% to 16.000%, due 04/02/07 to 02/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 03/20/37 and U.S. Treasury Note, 4.750%, due 02/28/09. The aggregate market value of the collateral, including accrued interest, was $11,050,210,239.

Additional information regarding the Funds are available in the Funds’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.